United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Conservative Allocation Fund

Class A: AAHYX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the 12 months ended December 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended December 31, 2025, Conservative Allocation Fund (excluding sales charge) earned a return of 9.57%, underperforming the average return of its peer group, the Morningstar Conservative Allocation category, which returned 9.59%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$97	0.92%

How did the Fund perform over the past 10 years?

	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/15	9,550	10,000	10,000	10,000	10,000	10,000
12/16	10,190	10,786	10,265	11,409	10,167	10,751
12/17	11,105	13,372	10,628	12,199	10,419	13,159
12/18	10,760	12,113	10,629	11,969	10,522	12,013
12/19	12,172	15,335	11,556	13,786	11,191	15,337
12/20	12,984	17,828	12,423	14,843	11,624	17,776
12/21	13,792	21,133	12,232	15,533	11,503	21,654
12/22	12,049	17,252	10,641	13,890	10,144	17,726
12/23	13,212	21,082	11,229	15,634	10,656	21,942
12/24	14,112	24,769	11,369	16,692	10,784	26,039
12/25	15,462	30,302	12,199	18,158	11,710	31,532

Asset Sector

Top Contributors

Least Contributors

  U.S. Government & Agencies

  Financials

  Information Technology

  Consumer Discretionary

  Collateralized Loan Obligations

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Alphabet Inc. Class C

  Microsoft Corporation

  UnitedHealth Group Incorporated

  Deckers Outdoor Corporation

  Salesforce, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	9.57%	3.55%	4.94%
Class A (including max sales charge)Footnote Reference1	4.68%	2.61%	4.45%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns	21.09%	12.15%	12.17%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$913,171,185	1,997	70%	$5,144,855

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.3%
U.S. Treasury Notes	2.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
Thrivent Core International Equity Fund	1.5%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
NVIDIA Corporation	0.9%
Microsoft Corporation	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	65.7%
Common Stock	17.5%
Registered Investments Companies	9.5%
Short-Term Investments	5.9%
Preferred Stock	1.4%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	20.6%
Financials	10.9%
U.S. Affiliated Registered Investment Companies	8.8%
Collateralized Mortgage Obligations	7.3%
Information Technology	7.2%
Asset-Backed Securities	6.9%
U.S. Government & Agencies	6.1%
Consumer Discretionary	4.2%
Communications Services	3.7%
Consumer Staples	3.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund's name was changed from Thrivent Diversified Income Plus Fund to Thrivent Conservative Allocation Fund to better reflect its investment strategies.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Conservative Allocation Fund - Class A: AAHYX

Annual Shareholder Report - December 31, 2025

Thrivent Conservative Allocation Fund

Class S: THYFX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the 12 months ended December 31, 2025.You can find additional information about the Fund at www.thriventmutualfunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended December 31, 2025, Conservative Allocation Fund earned a return of 9.88%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category, which returned 9.59%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$73	0.69%

How did the Fund perform over the past 10 years?

	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000	10,000
12/16	10,691	10,786	10,265	11,409	10,167	10,751
12/17	11,675	13,372	10,628	12,199	10,419	13,159
12/18	11,339	12,113	10,629	11,969	10,522	12,013
12/19	12,857	15,335	11,556	13,786	11,191	15,337
12/20	13,758	17,828	12,423	14,843	11,624	17,776
12/21	14,660	21,133	12,232	15,533	11,503	21,654
12/22	12,819	17,252	10,641	13,890	10,144	17,726
12/23	14,107	21,082	11,229	15,634	10,656	21,942
12/24	15,097	24,769	11,369	16,692	10,784	26,039
12/25	16,588	30,302	12,199	18,158	11,710	31,532

Asset Sector

Top Contributors

Least Contributors

  U.S. Government & Agencies

  Financials

  Information Technology

  Consumer Discretionary

  Collateralized Loan Obligations

  Real Estate

Individual Holdings

Top Contributors

Least Contributors

  NVIDIA Corporation

  Alphabet Inc. Class C

  Microsoft Corporation

  UnitedHealth Group Incorporated

  Deckers Outdoor Corporation

  Salesforce, Inc.

Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	9.88%	3.81%	5.19%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns	21.09%	12.15%	12.17%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 The Fund's past performance is not a good predictor of the Fund's future performance. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 800-847-4836 or visit www.thriventfunds.com/mutual-funds/performance-summary.html for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$913,171,185	1,997	70%	$5,144,855

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.3%
U.S. Treasury Notes	2.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
Thrivent Core International Equity Fund	1.5%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
NVIDIA Corporation	0.9%
Microsoft Corporation	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	65.7%
Common Stock	17.5%
Registered Investments Companies	9.5%
Short-Term Investments	5.9%
Preferred Stock	1.4%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	20.6%
Financials	10.9%
U.S. Affiliated Registered Investment Companies	8.8%
Collateralized Mortgage Obligations	7.3%
Information Technology	7.2%
Asset-Backed Securities	6.9%
U.S. Government & Agencies	6.1%
Consumer Discretionary	4.2%
Communications Services	3.7%
Consumer Staples	3.3%

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund's name was changed from Thrivent Diversified Income Plus Fund to Thrivent Conservative Allocation Fund to better reflect its investment strategies.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended December 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Mutual Funds. Thrivent Asset Management, LLC, an SEC-registered investment adviser, provides asset management services. Both entities are subsidiaries of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Conservative Allocation Fund - Class S: THYFX

Annual Shareholder Report - December 31, 2025

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a) through (d)

Thrivent Conservative Allocation Fund a series of Thrivent Mutual Funds, a Massachusetts business trust (the “Trust”). The Trust, as of the date of filing this Form N-CSR, contains a total of 22 series (the “Series”), including the Funds. This Form N-CSR relates to the annual report of each Fund.

The following table presents the aggregate fees billed to the Funds for the respective fiscal years ended December 31, 2024 and December 31, 2025 by the Funds’ independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by PwC during those periods.

Fiscal Years Ended	12/31/2024	12/31/2025

Audit Fees	$28,609	$28,348

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$8,322	$7,913

All Other Fees(3)	$0	$0

Total	$36,931	$36,261

(1)  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services. These figures are also reported in the response to Item 4(g) below.

The following table presents the aggregate fees billed to all Series of the Trust (other than the Funds) with fiscal years ending on October 31 for the fiscal years ended October 31, 2024 and October 31, 2025 by PwC for professional services rendered for the audit of the annual financial statements of the applicable Series and fees billed for other services rendered by PwC during those periods.

Fiscal Years Ended	10/31/2024	10/31/2025

Audit Fees	$629,391	$648,952

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$196,680	$174,097

All Other Fees(3)	$0	$0

Total	$826,071	$823,049

(1)  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.  These fees include payments for tax return compliance services, excise distribution review services, and other tax related matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services. These figures are also reported in response to Item 4(g) below.

(e)        Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre‑approval of all auditing services performed for the registrant.  The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant.  In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting.  Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)            Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended December 31, 2025 was for work performed by persons other than full-time permanent employees of PwC.

(g)        The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years set forth below are disclosed in the table below. These figures are also reported in response to Item 4(d) above.

Fiscal Year Ended	10/31/2024	12/31/2024	10/31/2025	12/31/2025
Registrant(1)	$0	$0	$0	$0
Adviser	$0	$0	$0	$0

(h)        Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

(i)         Not applicable.

(j)         Not applicable.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
December 31, 2025
Thrivent Mutual Funds

Table of Contents
Report of Independent Registered Public Accounting
Firm 2
Schedule of Investments
Thrivent Conservative Allocation Fund 3
Statement of Assets and Liabilities 39
Statement of Operations 40
Statement of Changes in Net Assets 41
Notes to Financial Statements 43
Financial Highlights 56
Federal Tax Information 58
Changes in and Disagreements with Accountants (Item
8) 59
Proxy Disclosures (Item 9) 60
Remuneration Paid to Directors, Officers, and Oth-
ers (Item 10) 61
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract (Item 11) 62

To the Board of Trustees of Thrivent Mutual Funds and Shareholders of Thrivent Conservative Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thrivent Conservative
Allocation Fund (one of the funds constituting Thrivent Mutual Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended
December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 17, 2026
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.
Report of Independent Registered Public Accounting Firm

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 66.0% Value
Asset-Backed Securities  6.9%
AGL CLO 13, Ltd.
$ 500,000
5.684%,  (TSFR3M +
1.800%), 10/20/2034, Ser.
2021-13A, Class CR
a,b
$ 500,087
Anchorage Capital CLO 20, Ltd.
850,000
7.084%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
849,081
Anchorage Capital CLO 21, Ltd.
1,225,000
5.784%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
1,226,028
Avis Budget Rental Car Funding
AESOP, LLC
925,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
940,302
1,750,000
4.770%,  2/20/2032, Ser.
2025-4A, Class B
a
1,741,353
Balboa Bay Loan Funding, Ltd.
750,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
748,890
1,050,000
6.134%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,050,463
Barings CLO, Ltd.
1,150,000
5.784%,  (TSFR3M +
1.900%), 1/18/2035, Ser.
2021-3A, Class CR
a,b
1,150,442
Barings Loan Partners CLO, Ltd. 2
1,500,000
5.534%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
1,497,114
Battalion CLO XI, Ltd.
2,000,000
5.815%,  (TSFR3M +
1.950%), 4/24/2034, Ser.
2017-11A, Class CR2
a,b
1,997,170
Battalion CLO XIV, Ltd.
1,825,000
5.884%,  (TSFR3M +
0.200%), 1/20/2035, Ser.
2019-14A, Class CR2
a,b
1,824,943
Battalion CLO XXI, Ltd.
2,500,000
5.905%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b
2,495,205
Business Jet Securities, LLC
630,880
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
627,268
CarVal CLO VI-C, Ltd.
1,700,000
7.570%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,701,902
Dryden 72 CLO, Ltd.
1,075,000
5.502%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,077,035
Hertz Vehicle Financing III, LLC
1,425,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,444,916
750,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
761,771
Principal
Amount Long-Term Fixed Income  66.0% Value
Asset-Backed Securities  6.9% - continued
$ 750,000
5.140%,  5/25/2032, Ser.
2025-6A, Class B
a
$ 745,632
Hotwire Funding, LLC
1,500,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,525,547
HTAP Issuer Trust
643,017
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
642,361
Kennedy Lewis CLO 3, Ltd.
1,000,000
5.090%,  (TSFR3M +
1.400%), 10/20/2036, Ser. 3A,
Class A2R3
a,b
1,000,801
LCM 41, Ltd.
2,900,000
7.505%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
2,905,243
MetroNet Infrastructure Issuer, LLC
1,000,000
5.400%,  8/20/2055, Ser.
2025-2A, Class A2
a
1,014,094
550,000
5.163%,  12/20/2055, Ser.
2025-4A, Class A2
a
550,936
MFA Trust
639,891
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
640,787
Octagon Investment Partners 50,
Ltd.
2,150,000
5.905%,  (TSFR3M +
2.000%), 1/15/2035, Ser.
2020-4A, Class CR2
a,b
2,150,871
Pagaya AI Debt Grantor Trust
422,811
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
424,717
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
357,465
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
359,232
Palmer Square Loan Funding, Ltd.
250,000
5.605%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,087
825,000
5.452%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
816,790
Park Blue CLO, Ltd.
1,700,000
6.064%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
1,705,794
Point Securitization Trust
1,419,161
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
1,424,746
PPM CLO 3, Ltd.
500,000
5.932%,  (TSFR3M +
2.050%), 7/17/2034, Ser.
2019-3A, Class CR2
a,b
500,173
PRET, LLC
1,650,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,c
1,654,017
1,086,760
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
1,092,064
PRPM, LLC
1,500,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,c
1,375,266

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Asset-Backed Securities  6.9% - continued
$ 825,000
8.569%,  7/25/2030, Ser.
2025-5, Class A2
a,c
$ 824,248
Renaissance Home Equity Loan
Trust
1,429,635
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
c
484,943
RFS Asset Securitization V, LLC
1,350,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
1,365,674
Rockford Tower CLO, Ltd.
1,850,000
5.834%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-2A, Class CR
a,b
1,850,076
1,500,000
5.805%,  (TSFR3M +
1.900%), 1/15/2038, Ser.
2021-3A, Class C1AR
a,b
1,502,070
Saxon Asset Securities Trust
567,623
2.825%,  8/25/2035, Ser.
2004-2, Class MF2
b
518,974
Sculptor CLO XXVIII, Ltd.
1,700,000
5.834%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
1,699,082
Signal Peak CLO 1, Ltd.
1,100,000
5.832%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
1,100,183
Sunnova Hestia II Issuer, LLC
1,128,787
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,121,346
Symphony CLO XX, Ltd.
1,050,000
6.894%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
1,051,387
Unlock HEA Trust
1,322,542
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,324,610
1,223,416
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,222,298
584,274
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
584,993
Veros Auto Receivables Trust
622,361
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
624,490
VOLT C, LLC
1,867,276
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,871,618
VOLT CVI, LLC
424,217
9.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
425,197
VOLT XCIV, LLC
549,169
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
549,316
VOLT XCIX, LLC
61,338
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
61,293
VOLT XCVII, LLC
846,047
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
846,255
Principal
Amount Long-Term Fixed Income  66.0% Value
Asset-Backed Securities  6.9% - continued
Zayo Issuer, LLC
$ 1,675,000
5.570%,  10/20/2055, Ser.
2025-3A, Class A2
a
$ 1,670,944
Total 63,112,125
Basic Materials  0.7%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
167,000 8.625%,  6/15/2029
a
176,047
Alumina, Pty. Ltd.
200,000 6.125%,  3/15/2030
a
206,581
Avient Corporation
76,000 6.250%,  11/1/2031
a
78,117
Axalta Coating Systems Dutch
Holding B BV
163,000 7.250%,  2/15/2031
a
171,902
Carpenter Technology Corporation
67,000 5.625%,  3/1/2034
a
68,054
Cascades, Inc./Cascades USA,
Inc.
167,000 6.750%,  7/15/2030
a
173,471
Celanese US Holdings, LLC
29,000 6.850%,  11/15/2028 30,338
75,000 6.500%,  4/15/2030
e
75,375
55,000 6.629%,  7/15/2032 57,234
198,000 6.750%,  4/15/2033
e
196,961
Cerdia Finanz GmbH
56,000 9.375%,  10/3/2031
a
57,890
Chemours Company
281,000 4.625%,  11/15/2029
a
254,088
Cleveland-Cliffs, Inc.
210,000 4.625%,  3/1/2029
a
206,772
118,000 4.875%,  3/1/2031
a
113,221
78,000 7.375%,  5/1/2033
a
81,123
118,000 6.250%,  10/1/2040 102,433
CVR Partners, LP/CVR Nitrogen
Finance Corporation
90,000 6.125%,  6/15/2028
a
90,244
Eastman Chemical Company
240,000 5.000%,  8/1/2029 244,855
First Quantum Minerals, Ltd.
72,000 9.375%,  3/1/2029
a
75,817
86,000 8.625%,  6/1/2031
a
90,502
FMC Corporation
170,000 8.450%,  11/1/2055
b
134,556
Fortescue Treasury, Pty. Ltd.
59,000 5.875%,  4/15/2030
a
60,673
Hecla Mining Company
89,000 7.250%,  2/15/2028 89,561
INEOS Finance plc
153,000 7.500%,  4/15/2029
a
132,908
LYB International Finance III, LLC
77,000 5.125%,  1/15/2031 77,286
Magnera Corporation
123,000 7.250%,  11/15/2031
a
120,744
Mercer International, Inc.
143,000 5.125%,  2/1/2029
e
91,202
Methanex Corporation
119,000 5.250%,  12/15/2029 120,086
25,000 5.650%,  12/1/2044 22,349

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Basic Materials  0.7% - continued
Methanex US Operations, Inc.
$ 102,000 6.250%,  3/15/2032
a
$ 105,026
Mineral Resources, Ltd.
192,000 9.250%,  10/1/2028
a
201,504
36,000 7.000%,  4/1/2031
a
37,541
Mosaic Company
309,000 4.600%,  11/15/2030 309,610
Novelis Corporation
124,000 4.750%,  1/30/2030
a
119,784
Olin Corporation
104,000 6.625%,  4/1/2033
a
103,217
Olympus Water US Holding
Corporation
77,000 7.250%,  2/15/2033
a
77,381
Peabody Energy Corporation,
Convertible
237,000 3.250%,  3/1/2028 397,568
Qnity Electronics, Inc.
229,000 5.750%,  8/15/2032
a
234,140
Smurfit Kappa Treasury, ULC
210,000 5.777%,  4/3/2054 210,975
SNF Group SACA
231,000 3.375%,  3/15/2030
a
215,863
Solstice Advanced Materials, Inc.
91,000 5.625%,  9/30/2033
a
91,800
Steel Dynamics, Inc.
114,000 5.250%,  5/15/2035 116,584
SunCoke Energy, Inc.
136,000 4.875%,  6/30/2029
a
126,279
Taseko Mines, Ltd.
122,000 8.250%,  5/1/2030
a
129,593
WR Grace Holdings, LLC
132,000 6.625%,  8/15/2032
a
133,686
Total 6,010,941
Capital Goods  1.8%
Advanced Drainage Systems, Inc.
82,000 6.375%,  6/15/2030
a
83,851
AECOM
185,000 6.000%,  8/1/2033
a
189,599
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
96,000 7.000%,  5/21/2030
a
100,196
Amphenol Corporation
279,000 5.300%,  11/15/2055 266,533
Amrize Finance US, LLC
131,000 5.400%,  4/7/2035 135,093
Amsted Industries, Inc.
106,000 6.375%,  3/15/2033
a
109,179
AptarGroup, Inc.
116,000 4.750%,  3/30/2031 116,819
Ardagh Metal Packaging Finance
USA, LLC/Ardagh Metal
Packaging Finance plc
56,000 6.250%,  1/30/2031
a
57,275
Array Technologies, Inc.,
Convertible
247,000 1.000%,  12/1/2028 223,656
242,000 2.875%,  7/1/2031
a
349,085
Principal
Amount Long-Term Fixed Income  66.0% Value
Capital Goods  1.8% - continued
ATI, Inc.
$ 140,000 7.250%,  8/15/2030 $ 147,907
Axon Enterprise, Inc.
38,000 6.125%,  3/15/2030
a
39,229
38,000 6.250%,  3/15/2033
a
39,532
Axon Enterprise, Inc., Convertible
172,000 0.500%,  12/15/2027 432,494
BAE Systems plc
200,000 5.500%,  3/26/2054
a
200,356
Boeing Company
136,000 6.858%,  5/1/2054 152,747
197,000 3.250%,  3/1/2028 193,350
293,000 5.150%,  5/1/2030 301,060
68,000 6.528%,  5/1/2034 75,232
Bombardier, Inc.
79,000 7.250%,  7/1/2031
a
84,186
338,000 7.000%,  6/1/2032
a
357,145
48,000 6.750%,  6/15/2033
a
50,735
Brundage-Bone Concrete
Pumping Holdings, Inc.
75,000 7.500%,  2/1/2032
a
76,539
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
a
249,266
41,000 4.250%,  2/1/2032
a
39,041
96,000 6.750%,  5/15/2035
a
100,369
BWX Technologies, Inc.,
Convertible
745,000 Zero Coupon,  11/1/2030
a
709,985
Canpack SA/Canpack US, LLC
215,000 3.875%,  11/15/2029
a
205,705
Carrier Global Corporation
265,000 2.722%,  2/15/2030 249,488
Chart Industries, Inc.
101,000 7.500%,  1/1/2030
a
105,267
Clydesdale Acquisition Holdings,
Inc.
58,000 6.625%,  4/15/2029
a
59,012
42,000 6.875%,  1/15/2030
a
43,050
42,000 8.750%,  4/15/2030
a
42,701
98,000 6.750%,  4/15/2032
a
100,771
Deere & Company
129,000 5.700%,  1/19/2055 133,328
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
252,000 6.625%,  12/15/2030
a
262,461
EquipmentShare.com, Inc.
120,000 9.000%,  5/15/2028
a
124,702
42,000 8.625%,  5/15/2032
a
44,363
Fluor Corporation, Convertible
365,000 1.125%,  8/15/2029 415,808
GFL Environmental, Inc.
230,000 4.000%,  8/1/2028
a
226,872
Greenbrier Companies, Inc.,
Convertible
241,000 2.875%,  4/15/2028 258,906
Herc Holdings, Inc.
194,000 6.625%,  6/15/2029
a
201,391
22,000 5.750%,  3/15/2031
a
22,327
110,000 7.250%,  6/15/2033
a
116,642
22,000 6.000%,  3/15/2034
a
22,293
Honeywell International, Inc.
272,000 5.250%,  3/1/2054 257,066

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Capital Goods  1.8% - continued
Howmet Aerospace, Inc.
$ 77,000 4.550%,  11/15/2032 $ 77,343
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 194,134
JBT Marel Corporation,
Convertible
280,000 0.250%,  5/15/2026 285,936
359,000 0.375%,  9/15/2030
a
371,745
Lockheed Martin Corporation
187,000 5.200%,  2/15/2064 173,230
Martin Marietta Materials, Inc.
111,000 5.150%,  12/1/2034 113,254
Mirion Technologies, Inc.,
Convertible
303,000 0.250%,  6/1/2030
a
375,114
243,000 Zero Coupon,  10/1/2031
a,e
262,440
Mueller Water Products, Inc.
87,000 4.000%,  6/15/2029
a
84,603
New Enterprise Stone and Lime
Company, Inc.
189,000 5.250%,  7/15/2028
a
188,842
Northrop Grumman Corporation
275,000 5.200%,  6/1/2054 257,076
63,000 4.700%,  3/15/2033 63,613
OI European Group BV
251,000 4.750%,  2/15/2030
a
242,872
Owens-Brockway Glass Container,
Inc.
116,000 6.625%,  5/13/2027
a
116,412
Patrick Industries, Inc., Convertible
175,000 1.750%,  12/1/2028
e
296,975
Quikrete Holdings, Inc.
377,000 6.375%,  3/1/2032
a
392,412
QXO Building Products, Inc.
145,000 6.750%,  4/30/2032
a
151,441
Republic Services, Inc.
37,000 5.000%,  12/15/2033 38,255
Resideo Funding, Inc.
90,000 6.500%,  7/15/2032
a
92,118
Reworld Holding Corporation
111,000 4.875%,  12/1/2029
a
106,691
Roller Bearing Company of
America, Inc.
82,000 4.375%,  10/15/2029
a
80,680
RTX Corporation
575,000 4.500%,  6/1/2042 519,778
Sealed Air Corporation/Sealed Air
Corporation (US)
188,000 6.125%,  2/1/2028
a
191,123
Siemens Funding BV
198,000 5.800%,  5/28/2055
a
206,994
Smyrna Ready Mix Concrete, LLC
280,000 8.875%,  11/15/2031
a
299,497
Spirit AeroSystems, Inc.
353,000 4.600%,  6/15/2028 353,409
SRM Escrow Issuer, LLC
85,000 6.000%,  11/1/2028
a
85,393
Standard Building Solutions, Inc.
209,000 6.250%,  8/1/2033
a
213,501
89,000 5.875%,  3/15/2034
a
89,260
Principal
Amount Long-Term Fixed Income  66.0% Value
Capital Goods  1.8% - continued
Standard Industries, Inc./NY
$ 118,000 4.750%,  1/15/2028
a
$ 117,682
118,000 3.375%,  1/15/2031
a
108,109
Synergy Infrastructure Holdings,
LLC
67,000 7.875%,  12/1/2030
a
69,460
Trane Technologies Financing, Ltd.
151,000 5.100%,  6/13/2034 154,575
TransDigm, Inc.
75,000 6.750%,  8/15/2028
a
76,321
416,000 7.125%,  12/1/2031
a
437,204
347,000 6.625%,  3/1/2032
a
361,025
23,000 6.250%,  1/31/2034
a
23,867
129,000 6.750%,  1/31/2034
a
134,377
United Rentals North America, Inc.
310,000 4.000%,  7/15/2030 300,507
134,000 5.375%,  11/15/2033
a
133,905
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 65,145
Waste Pro USA, Inc.
82,000 7.000%,  2/1/2033
a
84,404
WESCO Distribution, Inc.
124,000 6.375%,  3/15/2029
a
128,051
87,000 6.625%,  3/15/2032
a
90,842
Total 15,982,227
Collateralized Mortgage Obligations  7.3%
A&D Mortgage Trust
266,920
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,c
270,224
ACRA Trust
556,327
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,c
559,578
Alternative Loan Trust
521,079
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 258,971
Banc of America Alternative Loan
Trust
447,550
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 403,657
Banc of America Mortgage
Securities Trust
246,073
5.583%,  9/25/2035, Ser.
2005-H, Class 3A1
b
234,783
Bear Stearns ARM Trust
66,536
6.420%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
64,406
Bellemeade Re, Ltd.
540,000
6.374%,  (SOFR30A +
2.500%), 10/25/2035, Ser.
2025-1, Class M1B
a,b
543,192
CAFL Issuer, LLC
587,680
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
557,672
CFST Mortgage Trust
500,000
5.882%,  10/25/2030, Ser.
2025-RTL1, Class A1
a,c
504,647
CHNGE Mortgage Trust
1,052,218
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,036,672

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Collateralized Mortgage Obligations  7.3% -
continued
$ 530,000
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,c
$ 530,750
614,932
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,c
612,918
408,648
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
410,314
CIM Trust
1,069,539
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,c
1,070,917
Citigroup Mortgage Loan Trust,
Inc.
78,483
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 77,917
773,631
5.126%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
698,810
COLT Mortgage Loan Trust
900,821
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,c
907,978
Countrywide Alternative Loan Trust
375,349
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 309,608
214,237
4.135%,  10/25/2035, Ser.
2005-43, Class 4A1
b
184,733
134,370
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 106,432
CSMC Trust
488,231
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
432,739
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
597,412
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 522,618
251,499
4.086%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
222,428
Federal Home Loan Mortgage
Corporation - REMIC
1,568,964
7.874%,  (SOFR30A +
4.000%), 1/25/2026, Ser.
5567, Class MB
b
1,600,735
2,079,981
4.000%,  1/25/2051, Ser.
5249, Class LA 2,066,570
1,775,000
5.250%,  2/25/2055, Ser.
5508, Class AY 1,791,569
3,702,528
1.500%,  3/25/2051, Ser.
5092, Class IC
f
325,175
1,450,000
5.250%,  3/25/2055, Ser.
5519, Class CL 1,444,180
1,100,000
5.000%,  5/25/2055, Ser.
5537, Class KM 1,077,994
1,204,452
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 980,468
5,565,631
1.500%,  12/25/2050, Ser.
5107, Class IO
f
538,310
2,737,295
2.000%,  12/25/2050, Ser.
5051, Class WI
f
360,415
118,229
3.000%,  5/15/2027, Ser.
4046, Class GI
f
1,151
265,770
3.000%,  7/15/2027, Ser.
4074, Class IO
f
4,186
230,774
3.000%,  7/15/2027, Ser.
4084, Class NI
f
3,574
101,721
2.500%,  2/15/2028, Ser.
4162, Class AI
f
1,507
Principal
Amount Long-Term Fixed Income  66.0% Value
Collateralized Mortgage Obligations  7.3% -
continued
$ 262,045
2.500%,  2/15/2028, Ser.
4161, Class UI
f
$ 4,173
463,973
2.500%,  3/15/2028, Ser.
4177, Class EI
f
8,979
883,027
3.500%,  10/15/2032, Ser.
4119, Class KI
f
63,538
554,370
3.000%,  2/15/2033, Ser.
4170, Class IG
f
33,316
614,491
3.000%,  4/15/2033, Ser.
4203, Class DI
f
22,091
Federal Home Loan Mortgage
Corporation STRIPS
1,168,020
3.500%,  8/15/2035, Ser.
345, Class C8
f
104,084
Federal National Mortgage
Association - REMIC
1,500,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,491,482
2,000,000
5.000%,  4/25/2055, Ser.
2025-15, Class BD 1,956,273
1,971,374
5.500%,  8/25/2054, Ser.
2024-50, Class DB 2,002,504
1,100,000
5.000%,  8/25/2055, Ser.
2025-69, Class DL 1,075,397
1,951,257
2.000%,  12/25/2050, Ser.
2020-89, Class IM
f
260,764
344,778
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
4,540
170,760
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
1,896
220,629
3.500%,  9/25/2027, Ser.
2012-98, Class YI
f
3,123
660,963
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
10,133
433,371
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
6,021
160,548
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
2,315
388,281
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
4,968
64,282
2.500%,  2/25/2028, Ser.
2013-46, Class CI
f
256
178,471
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
3,186
115,452
3.000%,  4/25/2028, Ser.
2013-30, Class DI
f
2,255
782,569
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
52,707
First Horizon Alternative Mortgage
Securities Trust
129,301
6.012%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
126,631
115,950
5.176%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
109,047
Flagstar Mortgage Trust
412,163
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
374,582
GCAT Trust
1,125,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
1,124,533
953,273
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
906,260
259,694
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
264,483

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Collateralized Mortgage Obligations  7.3% -
continued
GMAC Mortgage Corporation
Loan Trust
$ 247,945
Zero Coupon,  5/25/2035,
Ser. 2005-AR2, Class 4A
b
$ 221,924
Government National Mortgage
Association
9,539
4.000%,  1/16/2027, Ser.
2012-3, Class IO
f
39
GS Mortgage-Backed Securities
Trust
773,977
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
778,069
Home RE, Ltd.
1,206,840
8.465%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,237,334
IndyMac IMJA Mortgage Loan
Trust
951,758
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 357,690
J.P. Morgan Mortgage Trust
651,604
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
563,822
900,000
5.055%,  6/25/2056, Ser.
2025-12MPR, Class A1D
a,c
897,241
795,878
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
793,458
65,471
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 68,340
318,665
5.119%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
218,088
LHOME Mortgage Trust
900,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,c
903,350
750,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,c
756,739
Merrill Lynch Alternative Note
Asset Trust
891,163
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 278,723
MFA Trust
1,500,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,c
1,505,707
MortgageIT Securities Corporation
Mortgage Loan Trust
1,504,907
4.306%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
1,323,454
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,c
1,002,924
PMT Loan Trust
1,200,263
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
1,222,393
1,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
1,323,945
1,000,000
6.000%,  12/25/2059, Ser.
2024-INV2, Class A10
a,b
1,014,784
PRET, LLC
739,477
5.744%,  6/25/2055, Ser.
2025-NPL6, Class A1
a,c
742,345
1,100,000
7.507%,  8/25/2055, Ser.
2025-NPL9, Class A2
a,c
1,102,304
Principal
Amount Long-Term Fixed Income  66.0% Value
Collateralized Mortgage Obligations  7.3% -
continued
PRKCM Trust
$ 836,916
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
$ 837,820
817,564
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,c
827,006
PRPM Trust
1,124,000
6.208%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
1,120,104
1,475,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
1,495,605
PRPM, LLC
947,332
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,c
936,601
1,000,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
960,409
434,332
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,c
434,505
750,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,c
750,445
1,556,006
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,c
1,558,909
RCO IX Mortgage, LLC
925,055
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
928,016
246,300
5.310%,  10/25/2030, Ser.
2025-4, Class A1
a,c
246,393
Residential Accredit Loans, Inc.
Trust
354,850
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 316,848
256,307
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 205,207
479,158
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 409,772
Residential Asset Securitization
Trust
395,152
4.554%,  1/25/2034, Ser.
2004-IP1, Class A1
b
377,167
Residential Funding Mortgage
Security I Trust
347,335
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 282,615
Saluda Grade Alternative
Mortgage Trust
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
2,011,740
Sequoia Mortgage Trust
372,700
3.544%,  9/20/2046, Ser.
2007-1, Class 4A1
b
243,419
Structured Adjustable Rate
Mortgage Loan Trust
155,898
4.600%,  7/25/2035, Ser.
2005-15, Class 4A1
b
137,317
Toorak Mortgage Trust
1,500,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,c
1,503,362
Triangle Re, Ltd.
694,815
7.274%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
700,138

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Collateralized Mortgage Obligations  7.3% -
continued
Verus Securitization Trust
$ 932,300
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
$ 843,666
923,692
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,c
920,602
Vontive Mortgage Trust
1,375,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
1,396,962
WaMu Mortgage Pass-Through
Certificates
102,018
6.451%,  5/25/2033, Ser.
2003-AR4, Class A7
b
102,488
Washington Mutual Mortgage
Pass-Through Certificates
283,522
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 249,148
Total 66,846,272
Commercial Mortgage-Backed Securities  0.7%
BANK
7,479,975
0.625%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
351,519
1,000,000
4.341%,  5/15/2061, Ser.
2018-BN12, Class AS
b
985,095
BBCMS Mortgage Trust
5,952,505
1.149%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
367,695
1,600,000
5.382%,  9/15/2058, Ser.
2025-5C37, Class AS
b
1,632,580
HTAP Issuer Trust
1,347,831
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
1,348,563
Silver Hill Trust
17,191
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
17,130
Velocity Commercial Capital Loan
Trust
500,137
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
505,213
416,980
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
427,992
759,795
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
772,953
Total 6,408,740
Communications Services  1.9%
AMC Networks, Inc.
169,000 10.250%,  1/15/2029
a
177,215
American Tower Corporation
125,000 1.450%,  9/15/2026 122,719
191,000 5.500%,  3/15/2028 196,514
196,000 3.800%,  8/15/2029 192,981
191,000 5.000%,  1/31/2030 195,575
324,000 4.900%,  3/15/2030 330,912
AT&T, Inc.
224,000 5.700%,  3/1/2057 214,655
258,000 6.050%,  8/15/2056 259,516
688,000 3.550%,  9/15/2055 457,962
Bell Telephone Company of
Canada
165,000 7.000%,  9/15/2055
b
173,388
Principal
Amount Long-Term Fixed Income  66.0% Value
Communications Services  1.9% - continued
Cable One, Inc., Convertible
$ 144,000 Zero Coupon,  3/15/2026
e
$ 141,840
CCO Holdings, LLC/CCO Holdings
Capital Corporation
284,000 5.125%,  5/1/2027
a
283,610
42,000 5.000%,  2/1/2028
a
41,668
695,000 4.500%,  8/15/2030
a
654,351
291,000 4.250%,  2/1/2031
a
267,385
204,000 4.750%,  2/1/2032
a
186,444
204,000 4.250%,  1/15/2034
a,e
173,456
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
174,000 6.700%,  12/1/2055 166,829
199,000 6.550%,  6/1/2034 209,299
Comcast Corporation
243,000 6.050%,  5/15/2055
e
240,007
408,000 5.650%,  6/1/2054 382,338
Crown Castle, Inc.
200,000 2.900%,  3/15/2027 197,119
83,000 4.900%,  9/1/2029 84,288
Deluxe Corporation
144,000 8.125%,  9/15/2029
a
151,701
Deutsche Telekom International
Finance BV
368,000 8.750%,  6/15/2030 429,385
DIRECTV Financing, LLC
49,000 8.875%,  2/1/2030
a
49,659
136,000 8.875%,  2/1/2030
a
137,604
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
264,000 5.875%,  8/15/2027
a
265,550
162,000 10.000%,  2/15/2031
a
165,572
FiberCop SPA
262,000 6.000%,  9/30/2034
a
248,204
Frontier Communications
Holdings, LLC
223,000 5.875%,  10/15/2027
a
223,720
Getty Images, Inc.
130,000 10.500%,  11/15/2030
a
131,074
Gray Media, Inc.
70,000 10.500%,  7/15/2029
a
75,274
92,000 7.250%,  8/15/2033
a
94,008
Iliad Holding SAS
131,000 8.500%,  4/15/2031
a
140,989
130,000 7.000%,  4/15/2032
a
133,985
Level 3 Financing, Inc.
51,000 3.625%,  1/15/2029
a,e
47,068
95,000 4.875%,  6/15/2029
a,e
92,387
212,000 6.875%,  6/30/2033
a
216,935
207,000 7.000%,  3/31/2034
a
213,328
83,000 8.500%,  1/15/2036
a
84,991
McGraw-Hill Education, Inc.
186,000 5.750%,  8/1/2028
a
186,960
Meta Platforms, Inc.
267,000 5.550%,  8/15/2064 247,668
258,000 5.625%,  11/15/2055 247,621
258,000 5.500%,  11/15/2045 250,523
Nexstar Media, Inc.
155,000 4.750%,  11/1/2028
a
153,875

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Communications Services  1.9% - continued
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
$ 137,000 4.625%,  3/15/2030
a,e
$ 133,732
Paramount Global
220,000 6.375%,  3/30/2062
b
204,245
Rogers Communications, Inc.
115,000 5.250%,  3/15/2082
a,b
114,950
75,000 7.000%,  4/15/2055
b
78,465
165,000 7.125%,  4/15/2055
b
173,744
204,000 5.000%,  2/15/2029 207,867
Scripps Escrow II, Inc.
69,000 3.875%,  1/15/2029
a
63,490
Sinclair Television Group, Inc.
50,000 8.125%,  2/15/2033
a
52,221
Sirius XM Radio, LLC
300,000 5.000%,  8/1/2027
a
300,731
99,000 3.875%,  9/1/2031
a
91,172
Snap, Inc.
92,000 6.875%,  3/15/2034
a
94,725
Snap, Inc., Convertible
163,000 0.125%,  3/1/2028 147,727
488,000 0.500%,  5/1/2030 425,536
SoftBank Corporation
250,000 5.332%,  7/9/2035
a
250,522
Sprint Capital Corporation
208,000 8.750%,  3/15/2032 251,546
Take-Two Interactive Software, Inc.
137,000 5.600%,  6/12/2034 142,986
Telecom Italia Capital SA
45,000 6.000%,  9/30/2034
e
46,189
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
198,854
TELUS Corporation
242,000 6.625%,  10/15/2055
b
246,947
T-Mobile USA, Inc.
137,000 5.500%,  1/15/2055 129,754
260,000 5.250%,  6/15/2055 236,852
275,000 3.375%,  4/15/2029 268,021
108,000 5.125%,  5/15/2032 111,140
209,000 4.950%,  11/15/2035 207,788
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
215,000 4.750%,  4/15/2028
a
213,678
Univision Communications, Inc.
48,000 8.000%,  8/15/2028
a
49,712
135,000 4.500%,  5/1/2029
a,e
129,678
177,000 7.375%,  6/30/2030
a
179,911
98,000 8.500%,  7/31/2031
a
102,374
Verizon Communications, Inc.
92,000 5.875%,  11/30/2055 90,896
155,000 6.000%,  11/30/2065 152,978
206,000 5.250%,  4/2/2035 209,376
232,000 5.000%,  1/15/2036 230,031
186,000 5.401%,  7/2/2037
a
187,992
Viasat, Inc.
103,000 5.625%,  4/15/2027
a
102,852
Virgin Media Finance plc
150,000 5.000%,  7/15/2030
a
132,241
Principal
Amount Long-Term Fixed Income  66.0% Value
Communications Services  1.9% - continued
Virgin Media Secured Finance plc
$ 115,000 5.500%,  5/15/2029
a
$ 113,293
Virgin Media Vendor Financing
Notes IV DAC
165,000 5.000%,  7/15/2028
a
161,884
VMED O2 UK Financing I plc
124,000 7.750%,  4/15/2032
a
129,220
Vodafone Group plc
176,000 5.125%,  6/4/2081
b
138,129
410,000 7.000%,  4/4/2079
b
434,318
VZ Secured Financing BV
203,000 5.000%,  1/15/2032
a
183,705
WarnerMedia Holdings, Inc.
91,000 5.141%,  3/15/2052 59,955
376,000 4.054%,  3/15/2029 363,893
143,000 4.279%,  3/15/2032 125,528
303,000 5.050%,  3/15/2042 213,236
Windstream Services, LLC
113,000 7.500%,  10/15/2033
a
115,837
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
135,000 8.250%,  10/1/2031
a
141,719
Zegona Finance plc
129,000 8.625%,  7/15/2029
a
136,828
Ziggo BV
131,000 4.875%,  1/15/2030
a
123,825
Total 17,740,445
Consumer Cyclical  2.6%
1011778 B.C., ULC/New Red
Finance, Inc.
171,000 4.375%,  1/15/2028
a
169,922
145,000 5.625%,  9/15/2029
a
147,637
Adient Global Holdings, Ltd.
68,000 8.250%,  4/15/2031
a,e
71,501
100,000 7.500%,  2/15/2033
a,e
103,205
ADT Security Corporation
187,000 4.875%,  7/15/2032
a
181,124
Advance Auto Parts, Inc.
138,000 7.000%,  8/1/2030
a
138,731
59,000 7.375%,  8/1/2033
a
59,234
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
260,000 4.625%,  6/1/2028
a
255,817
197,000 4.625%,  6/1/2028
a
194,306
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
a
73,446
American Axle & Manufacturing,
Inc.
222,000 5.000%,  10/1/2029
e
213,847
91,000 6.375%,  10/15/2032
a
92,680
91,000 7.750%,  10/15/2033
a
92,691
American Honda Finance
Corporation
209,000 4.900%,  1/10/2034 209,964
Asbury Automotive Group, Inc.
88,000 5.000%,  2/15/2032
a
85,518
Ashton Woods USA, LLC/Ashton
Woods Finance Company
89,000 4.625%,  8/1/2029
a
84,852

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Consumer Cyclical  2.6% - continued
Aston Martin Capital Holdings, Ltd.
$ 176,000 10.000%,  3/31/2029
a
$ 163,811
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
117,000 9.500%,  7/1/2032
a
111,811
Beach Acquisition Bidco, LLC
115,000 10.000%,  7/15/2033
a
126,935
Belron UK Finance plc
133,000 5.750%,  10/15/2029
a
135,818
Best Buy Company, Inc.
28,000 1.950%,  10/1/2030 25,164
Block Financial, LLC
301,000 5.375%,  9/15/2032 302,940
Boyd Gaming Corporation
152,000 4.750%,  6/15/2031
a
148,502
Brightstar Lottery plc
242,000 5.250%,  1/15/2029
a
241,450
Brightstar Lottery plc/Brightstar
Global Solutions Corporation
89,000 5.750%,  1/15/2033
a
88,362
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
112,000 4.875%,  2/15/2030
a
104,323
Burlington Stores, Inc., Convertible
193,000 1.250%,  12/15/2027
e
285,833
Caesars Entertainment, Inc.
178,000 4.625%,  10/15/2029
a
170,744
148,000 6.500%,  2/15/2032
a
151,615
111,000 6.000%,  10/15/2032
a,e
107,942
Carnival Corporation
90,000 5.125%,  5/1/2029
a
90,998
303,000 5.750%,  8/1/2032
a
310,963
64,000 6.125%,  2/15/2033
a
66,086
Carvana Company
199,490 9.000%,  6/1/2031
a
225,110
CBRE Services, Inc.
206,000 4.900%,  1/15/2033 206,990
Churchill Downs, Inc.
79,000 4.750%,  1/15/2028
a
78,706
Cracker Barrel Old Country Store,
Inc., Convertible
42,000 1.750%,  9/15/2030
a
31,567
Cushman & Wakefield US
Borrower, LLC
60,000 6.750%,  5/15/2028
a
60,319
Daimler Truck Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
154,653
Dana, Inc.
179,000 4.500%,  2/15/2032
e
171,823
DraftKings Holdings, Inc.,
Convertible
758,000 Zero Coupon,  3/15/2028 692,433
Dream Finders Homes, Inc.
136,000 6.875%,  9/15/2030
a
136,767
eG Global Finance plc
60,000 12.000%,  11/30/2028
a
65,213
Expedia Group, Inc.
303,000 5.400%,  2/15/2035 310,790
Principal
Amount Long-Term Fixed Income  66.0% Value
Consumer Cyclical  2.6% - continued
Expedia Group, Inc., Convertible
$ 186,000 Zero Coupon,  2/15/2026 $ 207,483
EZCORP, Inc., Convertible
151,000 3.750%,  12/15/2029
a
280,180
Ford Motor Company, Convertible
413,000 Zero Coupon,  3/15/2026 428,900
Ford Motor Credit Company, LLC
225,000 5.850%,  5/17/2027 228,418
250,000 2.900%,  2/10/2029 234,937
225,000 7.122%,  11/7/2033 241,664
Forestar Group, Inc.
75,000 6.500%,  3/15/2033
a
76,488
FORVIA SE
200,000 8.000%,  6/15/2030
a
214,181
87,000 6.750%,  9/15/2033
a
89,834
Gap, Inc.
86,000 3.625%,  10/1/2029
a
81,482
34,000 3.875%,  10/1/2031
a
31,426
Garrett Motion Holdings, Inc./
Garrett LX I SARL
168,000 7.750%,  5/31/2032
a
178,562
General Motors Company
191,000 5.350%,  4/15/2028 195,657
General Motors Financial
Company, Inc.
75,000 5.750%,  9/30/2027
b,g
74,066
220,000 5.800%,  6/23/2028 227,973
159,000 5.800%,  1/7/2029 165,774
300,000 4.900%,  10/6/2029 304,753
60,000 5.700%,  9/30/2030
b,g
60,245
97,000 5.750%,  2/8/2031 102,025
95,000 5.625%,  4/4/2032 98,916
260,000 5.950%,  4/4/2034 272,110
Genting New York, LLC/GENNY
Capital, Inc.
54,000 7.250%,  10/1/2029
a
55,380
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
71,000 8.375%,  1/15/2029
a
69,757
96,000 11.500%,  8/15/2029
a
100,531
81,000 8.750%,  1/15/2032
a
77,772
Goodyear Tire & Rubber Company
119,000 4.875%,  3/15/2027 119,196
101,000 5.000%,  7/15/2029
e
99,794
Group 1 Automotive, Inc.
60,000 6.375%,  1/15/2030
a
61,740
Hilton Domestic Operating
Company, Inc.
216,000 4.875%,  1/15/2030 216,728
60,000 4.000%,  5/1/2031
a
57,443
147,000 3.625%,  2/15/2032
a
136,457
94,000 5.750%,  9/15/2033
a
96,201
Home Depot, Inc.
129,000 5.300%,  6/25/2054 123,389
129,000 5.400%,  6/25/2064 123,285
214,000 3.250%,  4/15/2032 201,454
Hyundai Capital America
196,000 3.000%,  2/10/2027
a
193,786
136,000 6.500%,  1/16/2029
a
143,974
Jacobs Entertainment, Inc.
228,000 6.750%,  2/15/2029
a
223,406

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Consumer Cyclical  2.6% - continued
K Hovnanian Enterprises, Inc.
$ 68,000 8.000%,  4/1/2031
a
$ 69,399
KB Home
190,000 4.800%,  11/15/2029 189,243
Kingpin Intermediate Holdings,
LLC
72,000 7.250%,  10/15/2032
a
68,065
L Brands, Inc.
185,000 6.625%,  10/1/2030
a
189,143
130,000 6.875%,  11/1/2035 131,517
Las Vegas Sands Corporation
75,000 5.900%,  6/1/2027 76,496
104,000 5.625%,  6/15/2028 106,631
Lennar Corporation
230,000 5.200%,  7/30/2030 236,455
Life Time, Inc.
145,000 6.000%,  11/15/2031
a
148,554
Light & Wonder International, Inc.
88,000 7.250%,  11/15/2029
a
90,382
Lindblad Expeditions, LLC
92,000 7.000%,  9/15/2030
a
95,973
Lithia Motors, Inc.
89,000 4.625%,  12/15/2027
a
88,865
Live Nation Entertainment, Inc.
133,000 4.750%,  10/15/2027
a
133,271
Live Nation Entertainment, Inc.,
Convertible
183,000 3.125%,  1/15/2029 265,899
236,000 2.875%,  1/15/2030 247,918
266,000 2.875%,  10/15/2031
a
261,345
Macy's Retail Holdings, LLC
47,000 7.375%,  8/1/2033
a
49,818
Marriott International, Inc./MD
138,000 5.100%,  4/15/2032 142,116
Marriott Ownership Resorts, Inc.
365,000 6.500%,  10/1/2033
a
350,147
Marriott Vacations Worldwide
Corporation, Convertible
165,000 3.250%,  12/15/2027 156,750
Match Group Holdings II, LLC
101,000 4.125%,  8/1/2030
a
95,598
83,000 6.125%,  9/15/2033
a
83,994
Mattamy Group Corporation
111,000 6.000%,  12/15/2033
a
110,014
McDonald's Corporation
19,000 4.950%,  8/14/2033 19,600
Melco Resorts Finance, Ltd.
133,000 5.375%,  12/4/2029
a
131,644
190,000 7.625%,  4/17/2032
a
199,843
87,000 6.500%,  9/24/2033
a
87,223
MercadoLibre, Inc.
200,000 4.900%,  1/15/2033 198,018
Meritage Homes Corporation
227,000 5.650%,  3/15/2035
e
231,921
Meritage Homes Corporation,
Convertible
129,000 1.750%,  5/15/2028 126,871
MGM Resorts International
133,000 6.125%,  9/15/2029 136,680
Michaels Companies, Inc.
66,000 5.250%,  5/1/2028
a
63,450
Principal
Amount Long-Term Fixed Income  66.0% Value
Consumer Cyclical  2.6% - continued
Millrose Properties, Inc.
$ 115,000 6.375%,  8/1/2030
a
$ 117,671
61,000 6.250%,  9/15/2032
a
61,548
Muvico, LLC
74,715
9.000%,PIK 6.000%,
2/19/2029
a,e,h
81,044
NCL Corporation, Ltd.
255,000 6.750%,  2/1/2032
a
261,100
114,000 6.250%,  9/15/2033
a
113,952
New Home Company, Inc.
95,000 8.500%,  11/1/2030
a
97,836
Nissan Motor Acceptance
Company, LLC
180,000 5.625%,  9/29/2028
a
180,507
180,000 6.125%,  9/30/2030
a
180,025
Nissan Motor Company, Ltd.
147,000 4.810%,  9/17/2030
a
138,548
PetSmart, LLC/PetSmart Finance
Corporation
254,000 7.500%,  9/15/2032
a
258,492
Phinia, Inc.
135,000 6.625%,  10/15/2032
a
139,785
Rakuten Group, Inc.
210,000 9.750%,  4/15/2029
a
234,877
245,000 8.125%,  12/15/2029
a,b,g
252,343
Raven Acquisition Holdings, LLC
103,000 6.875%,  11/15/2031
a
106,125
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
98,000 4.625%,  4/16/2029
a
87,345
S&S Holdings, LLC
93,000 8.375%,  10/1/2031
a
89,115
Service Corporation International/
US
120,000 3.375%,  8/15/2030 112,212
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
60,000 5.375%,  4/15/2027 59,769
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
60,000 6.625%,  5/1/2032
a,e
60,505
Staples, Inc.
116,000 10.750%,  9/1/2029
a
115,325
Station Casinos, LLC
81,000 4.625%,  12/1/2031
a
76,793
Stellantis Financial Services US
Corporation
200,000 5.400%,  9/15/2030
a
203,082
Taylor Morrison Communities, Inc.
67,000 5.750%,  11/15/2032
a
68,936
Tenneco, Inc.
212,000 8.000%,  11/17/2028
a
212,678
Toyota Motor Credit Corporation
129,000 4.800%,  1/5/2034 131,515
Uber Technologies, Inc.
235,000 4.800%,  9/15/2034 234,932
199,000 4.800%,  9/15/2035 197,949

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Consumer Cyclical  2.6% - continued
Uber Technologies, Inc.,
Convertible
$ 193,000 Zero Coupon,  5/15/2028
a
$ 187,963
290,000 0.875%,  12/1/2028 376,130
Vail Resorts, Inc.
66,000 5.625%,  7/15/2030
a
67,073
VICI Properties, LP/VICI Note
Company, Inc.
486,000 5.750%,  2/1/2027
a
491,455
Victoria's Secret & Company
45,000 4.625%,  7/15/2029
a,e
43,627
Victra Holdings, LLC/Victra
Finance Corporation
88,000 8.750%,  9/15/2029
a
92,841
Viking Cruises, Ltd.
337,000 5.875%,  10/15/2033
a
342,211
Wayfair, LLC
64,000 7.250%,  10/31/2029
a
66,795
90,000 6.750%,  11/15/2032
a
92,527
Wynn Macau, Ltd.
200,000 6.750%,  2/15/2034
a
202,574
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
289,000 7.125%,  2/15/2031
a
312,723
Yum! Brands, Inc.
287,000 4.750%,  1/15/2030
a
287,228
ZF North America Capital, Inc.
152,000 7.125%,  4/14/2030
a
153,175
103,000 6.750%,  4/23/2030
a
101,782
Total 24,112,466
Consumer Non-Cyclical  2.7%
1261229 B.C., Ltd.
180,000 10.000%,  4/15/2032
a
187,203
AbbVie, Inc.
340,000 5.500%,  3/15/2064 330,085
450,000 4.500%,  5/14/2035 441,625
204,000 5.350%,  3/15/2044 201,597
Acadia Healthcare Company, Inc.
119,000 7.375%,  3/15/2033
a,e
120,190
AdaptHealth, LLC
388,000 4.625%,  8/1/2029
a
376,022
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
100,000 4.625%,  1/15/2027
a
99,904
407,000 3.500%,  3/15/2029
a
390,880
45,000 5.500%,  3/31/2031
a
45,474
112,000 5.750%,  3/31/2034
a
112,453
Altria Group, Inc.
132,000 6.200%,  11/1/2028 139,404
Amneal Pharmaceuticals, LLC
46,000 6.875%,  8/1/2032
a
48,590
Anheuser-Busch InBev Worldwide,
Inc.
593,000 5.450%,  1/23/2039 613,905
BAT Capital Corporation
140,000 7.750%,  10/19/2032 163,525
Bausch + Lomb Corporation
74,000 8.375%,  10/1/2028
a
77,238
Principal
Amount Long-Term Fixed Income  66.0% Value
Consumer Non-Cyclical  2.7% - continued
Becton, Dickinson and Company
$ 134,000 4.693%,  2/13/2028 $ 135,772
196,000 2.823%,  5/20/2030 184,745
BellRing Brands, Inc.
77,000 7.000%,  3/15/2030
a
79,608
BioMarin Pharmaceutical, Inc.,
Convertible
228,000 1.250%,  5/15/2027 218,401
Bristol-Myers Squibb Company
135,000 5.750%,  2/1/2031 144,397
33,000 5.900%,  11/15/2033 36,059
Bunge, Ltd. Finance Corporation
275,000 3.200%,  4/21/2031 258,772
75,000 4.650%,  9/17/2034 73,588
Cargill, Inc.
116,000 5.375%,  10/23/2055
a
111,639
77,000 2.125%,  11/10/2031
a
68,194
452,000 5.125%,  2/11/2035
a
464,499
Cencora, Inc.
177,000 5.150%,  2/15/2035 180,904
Central Garden & Pet Company
133,000 4.125%,  10/15/2030
e
127,471
Champ Acquisition Corporation
73,000 8.375%,  12/1/2031
a
78,848
Chefs' Warehouse, Inc.,
Convertible
211,000 2.375%,  12/15/2028 319,918
CHS/Community Health Systems,
Inc.
95,000 6.875%,  4/15/2029
a
84,550
152,000 10.875%,  1/15/2032
a
165,899
185,000 9.750%,  1/15/2034
a
194,311
Cigna Group
136,000 5.600%,  2/15/2054 131,889
181,000 2.400%,  3/15/2030 167,984
312,000 4.875%,  9/15/2032 316,060
289,000 5.250%,  1/15/2036 294,204
Conagra Brands, Inc.
231,000 5.750%,  8/1/2035
e
235,884
Concentra Health Services, Inc.
105,000 6.875%,  7/15/2032
a
109,809
Constellation Brands, Inc.
139,000 4.800%,  1/15/2029 141,237
87,000 4.900%,  5/1/2033 87,399
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
70,000 5.600%,  1/15/2031
a
70,637
CVS Health Corporation
272,000 6.050%,  6/1/2054 270,432
425,000 6.750%,  12/10/2054
b
443,857
2,000 4.300%,  3/25/2028 2,007
408,000 4.780%,  3/25/2038 385,116
435,000 6.000%,  6/1/2044 437,138
DaVita, Inc.
113,000 3.750%,  2/15/2031
a
104,398
172,000 6.875%,  9/1/2032
a
179,046
95,000 6.750%,  7/15/2033
a
98,505
Edgewell Personal Care Company
137,000 5.500%,  6/1/2028
a
137,143
Eli Lilly & Company
272,000 5.000%,  2/9/2054 254,085

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Consumer Non-Cyclical  2.7% - continued
$ 107,000 5.500%,  2/12/2055 $ 107,091
220,000 4.550%,  10/15/2032 223,047
Embecta Corporation
134,000 6.750%,  2/15/2030
a,e
131,871
Encompass Health Corporation
155,000 4.500%,  2/1/2028 154,731
Endo Finance Holdings, Inc.
120,000 8.500%,  4/15/2031
a
126,833
Energizer Holdings, Inc.
159,000 6.000%,  9/15/2033
a
152,514
Envista Holdings Corporation,
Convertible
118,000 1.750%,  8/15/2028 113,133
General Mills, Inc.
53,000 4.950%,  3/29/2033 53,768
Genmab AS/Genmab Finance,
LLC
222,000 6.250%,  12/15/2032
a
227,516
Grifols SA
45,000 4.750%,  10/15/2028
a
44,442
HCA, Inc.
125,000 5.950%,  9/15/2054 123,487
252,000 5.250%,  3/1/2030 260,146
232,000 4.600%,  11/15/2032 229,899
245,000 5.750%,  3/1/2035 257,154
HLF Financing SARL, LLC/
Herbalife International, Inc.
173,000 12.250%,  4/15/2029
a
186,795
114,000 4.875%,  6/1/2029
a,e
107,060
Insulet Corporation
59,000 6.500%,  4/1/2033
a
61,501
Integer Holdings Corporation,
Convertible
105,000 2.125%,  2/15/2028 118,178
584,000 1.875%,  3/15/2030
a
539,032
IQVIA, Inc.
190,000 6.250%,  6/1/2032
a
198,534
Jazz Investments I, Ltd.,
Convertible
281,000 2.000%,  6/15/2026 324,836
301,000 3.125%,  9/15/2030 400,631
Jazz Securities DAC
111,000 4.375%,  1/15/2029
a
109,481
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
165,000 3.625%,  1/15/2032 154,402
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
230,000 6.375%,  4/15/2066
a
229,006
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
225,000 5.950%,  4/20/2035
a
236,585
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
119,000 9.000%,  2/15/2029
a
124,914
Kenvue, Inc.
267,000 4.850%,  5/22/2032 273,028
Principal
Amount Long-Term Fixed Income  66.0% Value
Consumer Non-Cyclical  2.7% - continued
Kraft Heinz Foods Company
$ 134,000 6.750%,  3/15/2032 $ 147,816
101,000 5.000%,  6/4/2042 92,677
Lamb Weston Holdings, Inc.
103,000 4.375%,  1/31/2032
a
98,126
LCI Industries, Convertible
301,000 3.000%,  3/1/2030
a
355,933
LifePoint Health, Inc.
83,000 9.875%,  8/15/2030
a
89,366
151,000 11.000%,  10/15/2030
a
165,592
35,000 10.000%,  6/1/2032
a
37,173
L'Oreal SA
200,000 5.000%,  5/20/2035
a
204,428
Mars, Inc.
43,000 5.650%,  5/1/2045
a
43,345
Medline Borrower, LP/Medline Co-
Issuer, Inc.
120,000 6.250%,  4/1/2029
a
124,051
Merck & Company, Inc.
253,000 5.550%,  12/4/2055 249,619
Mozart Debt Merger Sub, Inc.
205,000 3.875%,  4/1/2029
a
200,143
271,000 5.250%,  10/1/2029
a
272,465
Newell Brands, Inc.
124,000 6.375%,  9/15/2027 124,675
168,000 6.625%,  9/15/2029 167,388
102,000 6.375%,  5/15/2030
e
99,609
89,000 7.500%,  4/1/2046 74,272
Novartis Capital Corporation
318,000 4.700%,  9/18/2054 283,477
Organon & Company/Organon
Foreign Debt Co-Issuer BV
264,000 5.125%,  4/30/2031
a,e
218,644
Performance Food Group, Inc.
179,000 4.250%,  8/1/2029
a
175,005
92,000 6.125%,  9/15/2032
a
94,844
Perrigo Finance Unlimited
Company
207,000 4.900%,  6/15/2030 200,249
89,000 6.125%,  9/30/2032 86,692
Pfizer, Inc.
155,000 4.500%,  11/15/2032 155,357
Philip Morris International, Inc.
31,000 5.625%,  11/17/2029 32,590
31,000 5.750%,  11/17/2032 33,131
204,000 5.250%,  2/13/2034 210,857
Post Holdings, Inc.
88,000 4.625%,  4/15/2030
a
85,691
298,000 4.500%,  9/15/2031
a
282,518
134,000 6.500%,  3/15/2036
a
134,181
Post Holdings, Inc., Convertible
408,000 2.500%,  8/15/2027 439,008
Prime Healthcare Services, Inc.
227,000 9.375%,  9/1/2029
a
238,350
Radiology Partners, Inc.
67,000 8.500%,  7/15/2032
a
69,991
Roche Holdings, Inc.
203,000 5.218%,  3/8/2054
a
196,699
200,000 2.076%,  12/13/2031
a
176,921
Royalty Pharma plc
189,000 5.150%,  9/2/2029 194,233

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Consumer Non-Cyclical  2.7% - continued
$ 127,000 5.200%,  9/25/2035 $ 127,642
Simmons Foods, Inc.
143,000 4.625%,  3/1/2029
a
137,772
Sotera Health Holdings, LLC
124,000 7.375%,  6/1/2031
a
130,054
Spectrum Brands, Inc.,
Convertible
266,000 3.375%,  6/1/2029 251,237
Star Parent, Inc.
129,000 9.000%,  10/1/2030
a
137,670
Stryker Corporation
188,000 5.200%,  2/10/2035 193,031
Surgery Center Holdings, Inc.
83,000 7.250%,  4/15/2032
a
83,952
Sysco Corporation
131,000 5.950%,  4/1/2030 138,918
Takeda Pharmaceutical Company,
Ltd.
200,000 5.650%,  7/5/2054 196,133
291,000 5.000%,  11/26/2028 297,792
200,000 5.650%,  7/5/2044 201,284
Tenet Healthcare Corporation
374,000 4.375%,  1/15/2030 366,959
134,000 5.500%,  11/15/2032
a
135,837
US Acute Care Solutions, LLC
219,000 9.750%,  5/15/2029
a
220,624
Whirlpool Corporation
79,000 6.500%,  6/15/2033 76,607
Winnebago Industries, Inc.,
Convertible
315,000 3.250%,  1/15/2030 295,313
Wyeth, LLC
326,000 6.500%,  2/1/2034 365,875
Zoetis, Inc.
38,000 5.600%,  11/16/2032 40,351
Total 24,664,282
Energy  2.2%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
84,000 5.375%,  6/15/2029
a
84,002
APA Corporation
201,000 4.375%,  10/15/2028 200,576
Archrock Partners, LP/Archrock
Partners Finance Corporation
141,000 6.250%,  4/1/2028
a
141,809
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
121,000 5.875%,  6/30/2029
a
121,317
95,000 6.625%,  7/15/2033
a
98,329
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
193,000 7.000%,  7/15/2029
a
201,282
Boardwalk Pipelines, LP
310,000 5.375%,  2/15/2036 311,538
BP Capital Markets America, Inc.
187,000 4.812%,  2/13/2033 189,380
BP Capital Markets plc
242,000 4.875%,  3/22/2030
b,g
240,750
274,000 6.450%,  12/1/2033
b,g
291,214
Principal
Amount Long-Term Fixed Income  66.0% Value
Energy  2.2% - continued
Buckeye Partners, LP
$ 134,000 6.875%,  7/1/2029
a
$ 139,388
California Resources Corporation
145,000 8.250%,  6/15/2029
a
151,667
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 132,278
133,000 3.250%,  1/31/2032 122,498
208,000 5.950%,  6/30/2033 220,558
Cheniere Energy, Inc.
118,000 5.650%,  4/15/2034 122,411
Civitas Resources, Inc.
57,000 8.375%,  7/1/2028
a
58,732
214,000 8.750%,  7/1/2031
a
222,004
CNX Resources Corporation
155,000 6.000%,  1/15/2029
a
156,044
CNX Resources Corporation,
Convertible
222,000 2.250%,  5/1/2026 635,142
Columbia Pipelines Holding
Company, LLC
143,000 6.055%,  8/15/2026
a
144,314
271,000 6.042%,  8/15/2028
a
281,631
Comstock Resources, Inc.
133,000 6.750%,  3/1/2029
a
132,733
252,000 5.875%,  1/15/2030
a
245,109
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
174,000 5.500%,  6/15/2031
a
172,141
Crescent Energy Finance, LLC
142,000 7.750%,  7/31/2029
a
141,731
119,000 7.625%,  4/1/2032
a
115,373
147,000 7.875%,  4/15/2032
a
144,837
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
97,000 8.625%,  3/15/2029
a
101,672
93,000 7.375%,  6/30/2033
a
94,902
Diamond Foreign Asset Company/
Diamond Finance, LLC
98,000 8.500%,  10/1/2030
a
103,816
Diamondback Energy, Inc.
322,000 5.750%,  4/18/2054 304,302
Eastern Energy Gas Holdings, LLC
330,000 5.800%,  1/15/2035 348,440
Enbridge, Inc.
260,000 7.375%,  1/15/2083
b
266,919
263,000 7.625%,  1/15/2083
b
285,424
204,000 5.950%,  4/5/2054 206,509
66,000 5.700%,  3/8/2033 69,517
Energy Transfer, LP
229,000 6.500%,  2/15/2056
b
228,242
139,000 5.950%,  5/15/2054 131,723
165,000 8.000%,  5/15/2054
b
176,130
136,000 6.050%,  9/1/2054 130,793
83,000 7.125%,  5/15/2030
b,g
84,988
136,000 6.400%,  12/1/2030 146,909
Enterprise Products Operating,
LLC
195,000 5.550%,  2/16/2055 188,976
Excelerate Energy, LP
47,000 8.000%,  5/15/2030
a
49,667

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Energy  2.2% - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 193,000 8.875%,  4/15/2030 $ 203,098
165,000 7.875%,  5/15/2032 171,998
Harvest Midstream I, LP
208,000 7.500%,  9/1/2028
a
211,110
Hess Midstream Operations, LP
131,000 4.250%,  2/15/2030
a
128,129
Hilcorp Energy I, LP/Hilcorp
Finance Company
258,000 5.750%,  2/1/2029
a
255,258
119,000 6.000%,  4/15/2030
a
115,633
Howard Midstream Energy
Partners, LLC
108,000 7.375%,  7/15/2032
a
113,959
139,000 6.625%,  1/15/2034
a
142,800
ITT Holdings, LLC
262,000 6.500%,  8/1/2029
a
251,429
Kinder Morgan, Inc.
256,000 5.950%,  8/1/2054 254,332
Kodiak Gas Services, LLC
91,000 6.500%,  10/1/2033
a
92,930
46,000 6.750%,  10/1/2035
a
47,298
MPLX, LP
231,000 4.800%,  2/15/2031 233,426
65,000 5.000%,  3/1/2033 65,305
111,000 5.500%,  6/1/2034 113,241
Nabors Industries, Inc.
190,000 9.125%,  1/31/2030
a
198,656
134,000 7.625%,  11/15/2032
a
131,705
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
99,000 8.125%,  2/15/2029
a
102,758
148,000 8.375%,  2/15/2032
a
153,264
Noble Finance II, LLC
120,000 8.000%,  4/15/2030
a
124,670
Northern Oil and Gas, Inc.
144,000 8.750%,  6/15/2031
a
145,382
Northern Oil and Gas, Inc.,
Convertible
559,000 3.625%,  4/15/2029 538,597
Occidental Petroleum Corporation
268,000 8.875%,  7/15/2030 309,889
ONEOK, Inc.
261,000 5.700%,  11/1/2054 243,235
134,000 5.650%,  11/1/2028 139,170
177,000 4.750%,  10/15/2031 177,940
Ovintiv, Inc.
211,000 7.200%,  11/1/2031 232,939
PBF Holding Company, LLC/PBF
Finance Corporation
197,000 6.000%,  2/15/2028 195,126
52,000 7.875%,  9/15/2030
a
50,078
Permian Resources Operating,
LLC
66,000 6.250%,  2/1/2033
a
67,701
Phillips 66 Company
164,000 6.200%,  3/15/2056
b
163,328
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 176,610
Principal
Amount Long-Term Fixed Income  66.0% Value
Energy  2.2% - continued
Prairie Acquiror, LP
$ 81,000 9.000%,  8/1/2029
a
$ 84,193
Precision Drilling Corporation
122,000 6.875%,  1/15/2029
a
123,374
Rockies Express Pipeline, LLC
171,000 4.950%,  7/15/2029
a
170,626
Santos Finance, Ltd.
116,000 5.750%,  11/13/2035
a
115,356
Saturn Oil & Gas, Inc.
57,000 9.625%,  6/15/2029
a,e
56,197
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
a
81,365
SESI, LLC
90,000 7.875%,  9/30/2030
a
88,600
SM Energy Company
102,000 6.500%,  7/15/2028
e
103,103
83,000 7.000%,  8/1/2032
a
81,595
South Bow USA Infrastructure
Holdings, LLC
75,000 5.584%,  10/1/2034 75,743
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
119,000 5.875%,  3/1/2027 119,101
Sunoco, LP
156,000 7.000%,  5/1/2029
a
162,701
182,000 5.875%,  3/15/2034
a
181,984
Sunoco, LP/Sunoco Finance
Corporation
171,000 5.875%,  3/15/2028 171,418
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
87,000 5.500%,  1/15/2028
a
87,047
180,000 7.375%,  2/15/2029
a
186,041
228,000 6.750%,  3/15/2034
a
227,994
Talos Production, Inc.
54,000 9.000%,  2/1/2029
a
56,086
Targa Resources Partners, LP
359,000 4.875%,  2/1/2031 361,195
TGNR Intermediate Holdings, LLC
138,000 5.500%,  10/15/2029
a
136,652
TotalEnergies Capital SA
408,000 5.488%,  4/5/2054 394,503
TransCanada Trust
200,000 5.875%,  8/15/2076
b
200,245
Transocean International, Ltd.
61,000 8.250%,  5/15/2029
a
61,479
81,000 8.750%,  2/15/2030
a
84,638
UGI Corporation, Convertible
130,000 5.000%,  6/1/2028 184,210
USA Compression Partners, LP/
USA Compression Finance
Corporation
57,000 7.125%,  3/15/2029
a
59,001
136,000 6.250%,  10/1/2033
a
137,631
Valaris, Ltd.
88,000 8.375%,  4/30/2030
a
91,561
Var Energi ASA
200,000 5.875%,  5/22/2030
a
208,182

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Energy  2.2% - continued
Venture Global LNG, Inc.
$ 445,000 8.125%,  6/1/2028
a
$ 450,742
511,000 9.000%,  9/30/2029
a,b,g
403,552
300,000 8.375%,  6/1/2031
a
298,328
198,000 9.875%,  2/1/2032
a
204,548
Venture Global Plaquemines LNG,
LLC
62,000 6.125%,  12/15/2030
a
63,137
130,000 6.500%,  1/15/2034
a
133,151
62,000 6.500%,  6/15/2034
a
63,351
97,000 7.750%,  5/1/2035
a
106,210
201,000 6.750%,  1/15/2036
a
205,882
Western Midstream Operating, LP
172,000 4.800%,  3/1/2031 171,928
Williams Companies, Inc.
261,000 4.900%,  3/15/2029 266,439
131,000 2.600%,  3/15/2031 119,593
97,000 5.600%,  3/15/2035 100,878
Total 20,368,271
Financials  7.2%
200 Park Funding Trust
156,000 5.740%,  2/15/2055
a
155,168
Acrisure, LLC/Acrisure Finance,
Inc.
36,000 4.250%,  2/15/2029
a
35,107
42,000 7.500%,  11/6/2030
a
43,749
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
210,000 6.950%,  3/10/2055
b
220,046
207,000 5.750%,  6/6/2028 214,323
281,000 5.375%,  12/15/2031 291,031
Agree, LP
137,000 5.625%,  6/15/2034 143,207
Air Lease Corporation
270,000 4.650%,  6/15/2026
b,g
266,320
162,000 3.125%,  12/1/2030 150,122
Aircastle, Ltd.
249,000 5.250%,  6/15/2026
a,b,g
247,762
163,000 2.850%,  1/26/2028
a
158,374
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
121,000 4.250%,  10/15/2027
a
120,231
150,000 6.750%,  4/15/2028
a
152,726
168,000 7.000%,  1/15/2031
a
174,296
Ally Financial, Inc.
390,000 4.700%,  5/15/2026
b,g
386,037
405,000 8.000%,  11/1/2031 459,677
81,000 6.700%,  2/14/2033
e
84,657
American Express Company
255,000 3.550%,  9/15/2026
b,g
251,490
American Homes 4 Rent, LP
122,000 4.950%,  6/15/2030 124,441
American International Group, Inc.
271,000 5.125%,  3/27/2033 278,706
Americold Realty Operating
Partnership, LP
214,000 5.600%,  5/15/2032 215,447
Ameriprise Financial, Inc.
303,000 5.200%,  4/15/2035 309,354
AmWINS Group, Inc.
99,000 6.375%,  2/15/2029
a
101,813
Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
$ 117,000 4.875%,  6/30/2029
a
$ 115,063
Aon North America, Inc.
272,000 5.750%,  3/1/2054 270,620
Apollo Debt Solutions BDC
214,000 6.700%,  7/29/2031 225,811
Ares Capital Corporation
168,000 5.875%,  3/1/2029 172,340
Ares Strategic Income Fund
327,000 5.450%,  9/9/2028
a
329,733
Arthur J. Gallagher & Company
204,000 5.750%,  7/15/2054 200,558
Atlas Warehouse Lending
Company, LP
250,000 4.950%,  11/15/2030
a
250,831
Avolon Holdings Funding, Ltd.
278,000 5.750%,  3/1/2029
a
287,461
299,000 5.375%,  5/30/2030
a
306,955
115,000 4.700%,  1/30/2031
a
114,260
Azorra Finance, Ltd.
258,000 7.750%,  4/15/2030
a
272,427
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
a
207,800
Banco Santander SA
200,000 4.175%,  3/24/2028
b
200,070
200,000 6.921%,  8/8/2033 221,559
Bank of America Corporation
275,000 6.125%,  4/27/2027
b,g
279,095
278,000 4.376%,  4/27/2028
b
279,109
230,000 5.819%,  9/15/2029
b
239,909
523,000 3.974%,  2/7/2030
b
520,055
323,000 5.162%,  1/24/2031
b
333,450
454,000 2.687%,  4/22/2032
b
416,615
204,000 2.572%,  10/20/2032
b
183,988
290,000 2.972%,  2/4/2033
b
265,206
529,000 5.425%,  8/15/2035
b
541,022
141,000 3.846%,  3/8/2037
b
132,785
Bank of Montreal
140,000 3.088%,  1/10/2037
b
125,994
Bank of New York Mellon
Corporation
165,000 5.950%,  12/20/2030
b,g
167,521
Bank of Nova Scotia
197,000 6.875%,  10/27/2085
b
201,978
Barclays plc
200,000 5.501%,  8/9/2028
b
204,335
193,000 4.972%,  5/16/2029
b
196,200
289,000 4.942%,  9/10/2030
b
294,727
200,000 6.224%,  5/9/2034
b
215,061
136,000 7.119%,  6/27/2034
b
152,282
200,000 5.860%,  8/11/2046
b
204,877
Belrose Funding Trust II
240,000 6.792%,  5/15/2055
a
249,202
BlackRock Funding, Inc.
136,000 5.250%,  3/14/2054 130,343
Blackstone Mortgage Trust, Inc.,
Convertible
41,000 5.500%,  3/15/2027 40,406
Blackstone Private Credit Fund
259,000 5.600%,  11/22/2029 261,441
219,000 5.050%,  9/10/2030 215,671

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
Blackstone Reg Finance
Company, LLC
$ 97,000 4.950%,  2/15/2036 $ 96,291
Blue Owl Credit Income
Corporation
214,000 4.700%,  2/8/2027 213,158
Blue Owl Technology Finance
Corporation
350,000 6.100%,  3/15/2028
a
352,080
68,000 6.750%,  4/4/2029
e
69,550
Boston Properties, LP, Convertible
184,000 2.000%,  10/1/2030
a
177,652
Brixmor Operating Partnership, LP
7,000 2.250%,  4/1/2028 6,721
Brookfield Asset Management,
Ltd.
39,000 6.077%,  9/15/2055 39,866
Brookfield Finance, Inc.
181,000 5.813%,  3/3/2055 178,557
Brown & Brown, Inc.
91,000 6.250%,  6/23/2055 94,623
77,000 5.550%,  6/23/2035 78,952
Burford Capital Global Finance,
LLC
86,000 9.250%,  7/1/2031
a
88,546
93,000 7.500%,  7/15/2033
a
88,746
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,e,g
138,317
71,000 6.700%,  11/29/2032 78,575
Charles Schwab Corporation
300,000 4.000%,  6/1/2026
b,g
298,167
135,000 6.136%,  8/24/2034
b
147,146
310,000 4.914%,  11/14/2036
b
307,918
CHL Mortgage Pass-Through Trust
67,074
6.219%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
66,202
701,276
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 298,482
Citadel, LP
189,000 6.375%,  1/23/2032
a
200,596
Citibank NA
250,000 5.570%,  4/30/2034 264,427
Citigroup, Inc.
263,000 1.462%,  6/9/2027
b
259,985
286,000 3.070%,  2/24/2028
b
282,725
133,000 7.375%,  5/15/2028
b,g
139,534
124,000 7.625%,  11/15/2028
b,g
130,016
522,000 4.075%,  4/23/2029
b
521,641
165,000 7.125%,  8/15/2029
b,g
170,110
165,000 6.950%,  2/15/2030
b,g
170,111
305,000 6.875%,  8/15/2030
b,g
316,927
316,000 6.625%,  2/15/2031
b,g
321,142
344,000 4.952%,  5/7/2031
b
351,356
136,000 6.174%,  5/25/2034
b
144,430
210,000 7.000%,  8/15/2034
b,g
221,480
245,000 6.020%,  1/24/2036
b
256,611
Citizens Financial Group, Inc.
175,000 4.000%,  10/6/2026
b,e,g
174,076
116,000 5.718%,  7/23/2032
b
121,615
CNA Financial Corporation
272,000 5.125%,  2/15/2034 273,585
Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
Coinbase Global, Inc., Convertible
$ 156,000 0.500%,  6/1/2026 $ 155,610
215,000 Zero Coupon,  10/1/2029
a
199,477
132,000 0.250%,  4/1/2030 135,036
223,000 Zero Coupon,  10/1/2032
a
199,474
Comerica, Inc.
74,000 5.982%,  1/30/2030
b
77,198
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
a
142,061
COPT Defense Properties, LP
265,000 2.250%,  3/15/2026 263,827
COPT Defense Properties, LP,
Convertible
62,000 5.250%,  9/15/2028
a
69,301
Corebridge Financial, Inc.
247,000 6.375%,  9/15/2054
b
248,888
121,000 6.875%,  12/15/2052
b
123,908
134,000 6.050%,  9/15/2033 142,193
123,000 5.750%,  1/15/2034 128,595
Countrywide Home Loan
Mortgage Pass Through Trust
361,862
4.792%,  11/25/2035, Ser.
2005-22, Class 2A1
b
298,110
Cousins Properties, LP
70,000 5.375%,  2/15/2032 72,080
Credit Agricole SA
131,000 3.250%,  1/14/2030
a
124,520
250,000 4.818%,  9/25/2033
a,b
249,673
Credit Suisse Group AG
130,000 7.250%,  N/A
*,i
33,800
150,000 7.500%,  N/A
*,i
39,000
Dai-ichi Life Insurance Company,
Ltd.
165,000 6.200%,  1/16/2035
a,b,g
172,359
Deutsche Bank AG/New York, NY
250,000 2.311%,  11/16/2027
b
245,947
214,000 5.297%,  5/9/2031
b
219,257
150,000 4.950%,  8/4/2031
b
151,516
214,000 3.742%,  1/7/2033
b
198,775
Digital Realty Trust, LP, Convertible
201,000 1.875%,  11/15/2029
a
203,814
Drawbridge Special Opportunities
Fund, LP/Drawbridge Special
Opportunities Finance
Corporation
546,000 5.950%,  9/17/2030
a
520,796
Elevance Health, Inc.
272,000 5.650%,  6/15/2054 264,535
13,000 2.550%,  3/15/2031 11,869
Encore Capital Group, Inc.
160,000 9.250%,  4/1/2029
a
168,600
Encore Capital Group, Inc.,
Convertible
155,000 4.000%,  3/15/2029 170,190
EPR Properties
305,000 4.750%,  11/15/2030 302,624
ERP Operating, LP
229,000 4.950%,  6/15/2032 234,152
Essential Properties, LP
93,000 5.400%,  12/1/2035 93,171
Federal Realty OP, LP, Convertible
94,000 3.250%,  1/15/2029
a
94,893

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
Fifth Third Bancorp
$ 144,000 4.772%,  7/28/2030
b
$ 145,725
Fifth Third Bank NA
343,000 3.850%,  3/15/2026 342,732
First Citizens BancShares, Inc./NC
312,000 5.600%,  9/5/2035
b
311,457
FirstCash, Inc.
117,000 5.625%,  1/1/2030
a
117,435
Five Corners Funding Trust III
180,000 5.791%,  2/15/2033
a
189,761
Franklin BSP Capital Corporation
221,000 6.000%,  10/2/2030
a
218,966
Freedom Mortgage Holdings, LLC
89,000 6.875%,  5/1/2031
a
89,054
118,000 9.125%,  5/15/2031
a
126,739
45,000 8.375%,  4/1/2032
a
47,370
92,000 7.875%,  4/1/2033
a
95,272
FS KKR Capital Corporation
132,000 2.625%,  1/15/2027 128,357
FTAI Aviation Investors, LLC
123,000 5.500%,  5/1/2028
a
123,108
103,000 7.000%,  5/1/2031
a
108,468
77,000 7.000%,  6/15/2032
a
80,947
GGAM Finance, Ltd.
124,000 8.000%,  6/15/2028
a
131,312
142,000 5.875%,  3/15/2030
a
144,100
Global Aircraft Leasing Company,
Ltd.
98,000 8.750%,  9/1/2027
a
101,631
Global Net Lease, Inc.
78,000 4.500%,  9/30/2028
a
76,462
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
167,000 3.750%,  12/15/2027
a
162,608
goeasy, Ltd.
40,000 9.250%,  12/1/2028
a
41,129
61,000 7.625%,  7/1/2029
a
60,318
187,000 6.875%,  2/15/2031
a
174,918
Goldman Sachs BDC, Inc.
122,000 6.375%,  3/11/2027 124,539
301,000 5.650%,  9/9/2030 302,071
Goldman Sachs Group, Inc.
190,000
7.379%,  (H15T 5Y +
3.623%), 2/10/2026
b,g
190,333
195,000 3.650%,  8/10/2026
b,g
192,198
255,000 4.125%,  11/10/2026
b,g
252,550
140,000 2.640%,  2/24/2028
b
137,816
278,000 4.482%,  8/23/2028
b
279,951
261,000 3.814%,  4/23/2029
b
259,469
131,000 2.615%,  4/22/2032
b
119,448
132,000 2.383%,  7/21/2032
b
118,221
163,000 6.125%,  11/10/2034
b,g
165,274
261,000 5.330%,  7/23/2035
b
268,167
139,000 4.939%,  10/21/2036
b
137,988
Goldman Sachs Private Credit
Corporation
116,000 5.375%,  1/31/2029
a
116,461
Hartford Insurance Group, Inc.
130,000 2.800%,  8/19/2029 124,287
125,000
6.238%,  (TSFR3M +
2.387%), 2/12/2047
a,b
118,278
Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
$ 75,000 3.750%,  8/15/2028
a,e
$ 95,340
Hercules Capital, Inc., Convertible
47,000 4.750%,  9/1/2028
a
47,085
Highwoods Realty, LP
116,000 5.350%,  1/15/2033 115,913
HSBC Holdings plc
200,000 6.161%,  3/9/2029
b
208,219
365,000 4.583%,  6/19/2029
b
368,372
256,000 5.130%,  3/3/2031
b
262,360
159,000 2.804%,  5/24/2032
b
145,466
312,000 5.741%,  9/10/2036
b
321,170
Huntington Bancshares, Inc./OH
160,000 4.450%,  10/15/2027
b,g
157,342
230,000 6.141%,  11/18/2039
b
239,675
Huntington Bank Auto Credit-
Linked Notes
138,965
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
140,456
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
38,000 6.250%,  5/15/2026 37,974
314,000 5.250%,  5/15/2027 309,684
Invitation Homes Operating
Partnership, LP
227,000 2.000%,  8/15/2031 198,273
278,000 4.950%,  1/15/2033 282,037
Jane Street Group/JSG Finance,
Inc.
191,000 4.500%,  11/15/2029
a
188,108
62,000 7.125%,  4/30/2031
a
65,148
103,000 6.125%,  11/1/2032
a
104,809
99,000 6.750%,  5/1/2033
a
103,336
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
120,000 5.000%,  8/15/2028
a
115,532
151,000 6.625%,  10/15/2031
a
148,595
Jefferson Capital Holdings, LLC
99,000 6.000%,  8/15/2026
a
98,704
247,000 9.500%,  2/15/2029
a
259,395
JPMorgan Chase & Company
392,000 4.005%,  4/23/2029
b
391,622
133,000 2.069%,  6/1/2029
b
127,002
160,000 6.500%,  4/1/2030
b,g
166,258
523,000 4.493%,  3/24/2031
b
527,546
140,000 2.963%,  1/25/2033
b
128,475
145,000 4.912%,  7/25/2033
b
147,713
140,000 5.717%,  9/14/2033
b
148,007
149,000 5.350%,  6/1/2034
b
154,812
147,000 6.254%,  10/23/2034
b
161,397
69,000 5.336%,  1/23/2035
b
71,513
228,000 5.766%,  4/22/2035
b
242,955
144,000 5.502%,  1/24/2036
b
150,497
290,000 4.810%,  10/22/2036
b
287,960
259,000 5.534%,  11/29/2045
b
262,946
KeyBank NA/Cleveland, OH
196,000 3.900%,  4/13/2029 192,338
Kilroy Realty, LP
210,000 5.875%,  10/15/2035 210,963
Kite Realty Group, LP, Convertible
13,000 0.750%,  4/1/2027
a
13,675

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
Liberty Mutual Group, Inc.
$ 68,000 4.125%,  12/15/2051
a,b
$ 67,051
Lincoln National Corporation
93,000
6.471%,  (TSFR3M +
2.619%), 2/17/2026
b
80,509
Lloyds Banking Group plc
225,000 4.425%,  11/4/2031
b
224,298
LPL Holdings, Inc.
293,000 4.900%,  4/3/2028 297,279
M&T Bank Corporation
406,000 3.500%,  9/1/2026
b,g
393,354
Macquarie AirFinance Holdings,
Ltd.
55,000 6.400%,  3/26/2029
a
57,634
149,000 5.150%,  3/17/2030
a
151,044
Macquarie Bank, Ltd.
303,000 5.642%,  8/13/2036
a,b
307,109
Marsh & McLennan Companies,
Inc.
135,000 2.375%,  12/15/2031 121,074
MetLife, Inc.
160,000 6.350%,  3/15/2055
b
168,729
205,000 5.875%,  3/15/2028
b,g
208,846
261,000 6.400%,  12/15/2036 273,838
Mitsubishi UFJ Financial Group,
Inc.
260,000 1.538%,  7/20/2027
b
256,361
Mizuho Financial Group, Inc.
278,000 2.564%,  9/13/2031 248,995
135,000 5.748%,  7/6/2034
b
142,993
Molina Healthcare, Inc.
84,000 4.375%,  6/15/2028
a
82,609
118,000 6.250%,  1/15/2033
a
120,297
Morgan Stanley
181,000 5.516%,  11/19/2055
b
178,907
2,000 1.512%,  7/20/2027
b
1,972
98,000 5.123%,  2/1/2029
b
100,042
140,000 2.943%,  1/21/2033
b
127,777
144,000 4.889%,  7/20/2033
b
146,073
132,000 5.250%,  4/21/2034
b
135,902
156,000 5.424%,  7/21/2034
b
162,289
109,000 5.831%,  4/19/2035
b
115,830
113,000 5.587%,  1/18/2036
b
118,083
283,000 2.484%,  9/16/2036
b
248,846
MPT Operating Partnership, LP/
MPT Finance Corporation
104,000 8.500%,  2/15/2032
a
111,065
Nationwide Building Society
200,000 5.537%,  7/14/2036
a,b
206,550
NatWest Group plc
131,000 4.892%,  5/18/2029
b
133,204
350,000 6.475%,  6/1/2034
b
367,471
Navient Corporation
72,000 5.000%,  3/15/2027 72,156
New York Life Global Funding
137,000 5.000%,  1/9/2034
a
139,209
Nippon Life Insurance Company
675,000 5.950%,  4/16/2054
a,b
702,861
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 190,349
227,000 5.783%,  7/3/2034 239,583
Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
Northwestern Mutual Life
Insurance Company
$ 50,000 6.170%,  5/29/2055
a
$ 53,065
Omega Healthcare Investors, Inc.
267,000 5.200%,  7/1/2030 271,721
OneMain Finance Corporation
86,000 3.500%,  1/15/2027 85,161
99,000 6.750%,  3/15/2032 101,665
405,000 7.125%,  9/15/2032 420,763
Osaic Holdings, Inc.
139,000 6.750%,  8/1/2032
a
145,202
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
142,000 4.875%,  5/15/2029
a
138,661
Pebblebrook Hotel Trust,
Convertible
127,000 1.750%,  12/15/2026 122,555
309,000 1.625%,  1/15/2030
a
299,885
PennyMac Financial Services, Inc.
46,000 7.125%,  11/15/2030
a
48,357
144,000 6.875%,  5/15/2032
a
150,753
46,000 6.750%,  2/15/2034
a
47,551
Phoenix Aviation Capital, Ltd.
151,000 9.250%,  7/15/2030
a
160,862
PNC Bank NA
130,000 2.700%,  10/22/2029 122,756
PNC Financial Services Group,
Inc.
196,000 6.200%,  9/15/2027
b,g
199,225
145,000 5.582%,  6/12/2029
b
150,382
241,000 6.250%,  3/15/2030
b,g
248,805
134,000 6.875%,  10/20/2034
b
151,638
PRA Group, Inc.
188,000 8.375%,  2/1/2028
a
192,086
Prologis Targeted US Logistics
Fund, LP
196,000 5.250%,  4/1/2029
a
201,807
128,000 5.250%,  1/15/2035
a
130,262
Prologis, LP
165,000 5.250%,  3/15/2054 156,781
Protective Life Corporation
310,000 4.700%,  1/15/2031
a
310,977
Provident Financing Trust I
120,000 7.405%,  3/15/2038
e
129,701
Prudential Financial, Inc.
142,000 5.125%,  3/1/2052
b
140,702
198,000 6.750%,  3/1/2053
b
211,571
340,000 6.500%,  3/15/2054
b
359,356
160,000 3.700%,  10/1/2050
b
148,822
Regency Centers, LP
206,000 5.250%,  1/15/2034 211,789
Reinsurance Group of America,
Inc.
134,000 6.000%,  9/15/2033 142,727
107,000 5.750%,  9/15/2034 111,588
Rexford Industrial Realty, LP,
Convertible
98,000 4.375%,  3/15/2027
a
97,461
133,000 4.125%,  3/15/2029
a
132,561
RGA Global Funding
130,000 5.500%,  1/11/2031
a
135,212

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
RHP Hotel Properties, LP/RHP
Finance Corporation
$ 60,000 4.750%,  10/15/2027 $ 59,751
118,000 4.500%,  2/15/2029
a
116,825
Rithm Capital Corporation
45,000 8.000%,  4/1/2029
a
46,202
94,000 8.000%,  7/15/2030
a
96,130
RLJ Lodging Trust, LP
108,000 4.000%,  9/15/2029
a
102,436
Rocket Companies, Inc.
90,000 6.125%,  8/1/2030
a
93,031
49,000 7.125%,  2/1/2032
a
51,548
143,000 6.375%,  8/1/2033
a
149,095
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
129,000 3.625%,  3/1/2029
a
124,598
123,000 3.875%,  3/1/2031
a
116,800
65,000 4.000%,  10/15/2033
a
60,391
Royal Bank of Canada
200,000 6.750%,  8/24/2085
b
207,556
Ryan Specialty, LLC
62,000 4.375%,  2/1/2030
a
60,849
80,000 5.875%,  8/1/2032
a
81,741
Santander Holdings USA, Inc.
144,000 2.490%,  1/6/2028
b,e
141,536
Shift4 Payments, Inc., Convertible
351,000 0.500%,  8/1/2027 337,311
Simon Property Group, LP
134,000 6.250%,  1/15/2034 147,045
Sixth Street Lending Partners
164,000 6.125%,  7/15/2030 168,322
SLM Corporation
29,000 6.500%,  1/31/2030 30,017
Societe Generale SA
103,000 10.000%,  11/14/2028
a,b,g
114,484
283,000 5.249%,  5/22/2029
a,b
288,697
230,000 5.439%,  10/3/2036
a,b
230,500
Standard Chartered plc
206,000 2.608%,  1/12/2028
a,b
202,753
200,000 5.545%,  1/21/2029
a,b
205,216
Starwood Property Trust, Inc.
69,000 4.375%,  1/15/2027
a
68,571
136,000 5.250%,  10/15/2028
a
136,989
49,000 6.500%,  10/15/2030
a
51,087
45,000 5.750%,  1/15/2031
a
45,484
Starwood Property Trust, Inc.,
Convertible
213,000 6.750%,  7/15/2027 220,029
State Street Corporation
137,000 6.700%,  3/15/2029
b,g
142,936
Stonebriar ABF Issuer, LLC
72,000 8.125%,  12/15/2030
a
74,102
Stonex Escrow Issuer, LLC
169,000 6.875%,  7/15/2032
a
175,292
Sumitomo Life Insurance Company
290,000 3.375%,  4/15/2081
a,b
271,802
Synchrony Financial
125,000 7.250%,  2/2/2033 134,276
Synovus Bank
135,000 5.625%,  2/15/2028 137,893
Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
Terawulf, Inc., Convertible
$ 117,000 2.750%,  2/1/2030
a
$ 190,979
215,000 1.000%,  9/1/2031
a
253,593
183,000 Zero Coupon,  5/1/2032
a
158,295
Toronto-Dominion Bank
160,000 8.125%,  10/31/2082
b
168,727
112,000 5.146%,  9/10/2034
b
113,842
Travelers Companies, Inc.
77,000 5.050%,  7/24/2035 78,204
Truist Bank
134,000 2.250%,  3/11/2030 122,748
Truist Financial Corporation
282,000 6.047%,  6/8/2027
b
284,269
132,000 1.887%,  6/7/2029
b
125,406
345,000 5.100%,  3/1/2030
b,g
347,370
263,000 5.153%,  8/5/2032
b
271,508
201,000 5.711%,  1/24/2035
b
211,436
U.S. Bancorp
214,000 4.548%,  7/22/2028
b
215,774
70,000 5.836%,  6/12/2034
b
74,682
194,000 5.678%,  1/23/2035
b
204,845
UBS Group AG
287,000 3.869%,  1/12/2029
a,b
285,380
200,000 6.600%,  8/5/2030
a,b,g
203,113
200,000 5.699%,  2/8/2035
a,b
210,293
200,000 5.379%,  9/6/2045
a,b
196,206
United Wholesale Mortgage, LLC
138,000 5.500%,  4/15/2029
a
137,011
UnitedHealth Group, Inc.
408,000 5.375%,  4/15/2054 384,968
Unum Group
203,000 5.250%,  12/15/2035 201,476
Ventas Realty, LP, Convertible
171,000 3.750%,  6/1/2026 241,452
Wells Fargo & Company
170,000 3.900%,  3/15/2026
b,g
169,471
145,000 3.526%,  3/24/2028
b
144,057
309,000 3.584%,  5/22/2028
b
306,969
214,000 4.808%,  7/25/2028
b
216,396
277,000 7.625%,  9/15/2028
b,g
295,450
308,000 4.478%,  4/4/2031
b
310,035
93,000 5.389%,  4/24/2034
b
96,760
187,000 5.557%,  7/25/2034
b
196,053
132,000 6.491%,  10/23/2034
b
146,117
552,000 5.499%,  1/23/2035
b
575,940
Welltower OP, LLC, Convertible
170,000 2.750%,  5/15/2028
a
332,945
207,000 3.125%,  7/15/2029
a
312,570
Western Alliance Bank
125,000 6.537%,  11/15/2035
b
125,274
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
192,852
Willis North America, Inc.
136,000 5.900%,  3/5/2054 135,757
Wynnton Funding Trust II
150,000 5.991%,  8/15/2055
a
150,916
XHR, LP
82,000 4.875%,  6/1/2029
a
80,847
51,000 6.625%,  5/15/2030
a
52,636

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Financials  7.2% - continued
Zions Bancorp NA
$ 250,000 4.704%,  8/18/2028
b
$ 250,000
Total 65,726,117
Foreign Government  0.1%
Mexico Government International
Bond
234,000 5.625%,  9/22/2035 230,724
NBN Company, Ltd.
200,000 4.150%,  9/16/2030
a
199,014
Saudi Arabian Oil Company
201,000 5.750%,  7/17/2054
a
196,079
Teine Energy, Ltd.
174,000 6.875%,  4/15/2029
a
173,968
Total 799,785
Mortgage-Backed Securities  20.6%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
637,964 2.000%,  1/1/2052 523,636
3,410,182 6.000%,  1/1/2055 3,578,988
6,944,639 2.500%,  5/1/2051 5,952,374
5,155,334 3.500%,  5/1/2052 4,802,920
3,818,663 4.000%,  5/1/2052 3,659,564
5,386,429 5.000%,  7/1/2053 5,420,719
7,351,852 5.500%,  7/1/2053 7,536,153
412,415 5.000%,  8/1/2053 416,200
1,590,998 5.500%,  9/1/2053 1,637,821
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,734,505 2.500%,  7/1/2030 2,661,428
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,814,675 3.500%,  5/1/2040 3,650,531
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,606,630 3.000%,  1/1/2052 7,680,142
1,327,436 2.000%,  2/1/2051 1,089,553
865,585 2.000%,  2/1/2051 710,470
4,028,140 2.500%,  2/1/2051 3,475,077
5,474,360 2.500%,  2/1/2051 4,644,183
6,535,305 2.000%,  3/1/2051 5,325,931
5,121,257 4.000%,  3/1/2051 4,940,230
9,727,442 3.000%,  3/1/2052 8,686,303
7,953,845 2.000%,  4/1/2051 6,454,228
3,619,186 5.500%,  4/1/2054 3,719,779
1,591,881 2.000%,  5/1/2051 1,299,879
3,358,728 3.000%,  5/1/2051 3,042,797
3,555,225 3.000%,  6/1/2050 3,229,771
1,499,734 4.000%,  6/1/2052 1,431,161
2,816,291 5.000%,  6/1/2053 2,838,086
7,783,091 2.500%,  7/1/2051 6,712,936
3,249,878 3.500%,  7/1/2051 3,039,368
4,292,050 4.000%,  7/1/2052 4,095,812
1,488,932 2.500%,  8/1/2050 1,287,994
6,542,965 3.500%,  8/1/2050 6,142,608
3,520,426 4.500%,  8/1/2052 3,455,238
552,736 5.000%,  8/1/2053 556,842
1,856,316 3.500%,  9/1/2052 1,729,272
Principal
Amount Long-Term Fixed Income  66.0% Value
Mortgage-Backed Securities  20.6% -
continued
$ 4,552,044 3.500%,  9/1/2052 $ 4,254,247
443,076 5.000%,  9/1/2052 446,781
1,078,430 4.500%,  9/1/2053 1,063,414
6,384,640 4.000%,  10/1/2052 6,119,206
1,571,091 2.000%,  11/1/2051 1,289,512
2,409,624 3.500%,  11/1/2052 2,255,335
6,419,386 2.000%,  12/1/2050 5,270,322
14,538,899 4.500%,  12/1/2052 14,331,595
9,625,000 5.000%,  1/1/2049
j
9,597,930
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
9,099,721 2.500%,  3/1/2062 7,492,739
2,895,692 3.500%,  7/1/2061 2,631,089
3,314,432 4.000%,  12/1/2061 3,122,252
PRPM, LLC
900,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,c
849,478
1,350,000
5.413%,  12/25/2055, Ser.
2025-RCF6, Class A2
a,c
1,338,852
1,260,021
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
1,262,403
Sequoia Mortgage Trust
1,000,000
5.000%,  12/25/2055, Ser.
2025-12, Class A8
a,b
965,998
Total 187,719,147
Technology  2.4%
Accenture Capital, Inc.
223,000 4.500%,  10/4/2034 219,826
Akamai Technologies, Inc.,
Convertible
190,000 0.375%,  9/1/2027 190,475
244,000 1.125%,  2/15/2029 241,072
283,000 0.250%,  5/15/2033
a
312,856
Alphabet, Inc.
153,000 5.250%,  5/15/2055 146,541
285,000 4.375%,  11/15/2032 285,967
136,000 4.700%,  11/15/2035 136,033
APLD ComputeCo, LLC
89,000 9.250%,  12/15/2030
a
87,300
Apple, Inc.
686,000 3.750%,  9/12/2047 541,895
Applied Digital Corporation,
Convertible
266,000 2.750%,  6/1/2030 717,203
Avnet, Inc., Convertible
123,000 1.750%,  9/1/2030
a,e
121,217
Block, Inc.
92,000 5.625%,  8/15/2030
a
93,870
328,000 6.500%,  5/15/2032 341,074
92,000 6.000%,  8/15/2033
a
94,448
Block, Inc., Convertible
70,000 0.250%,  11/1/2027 64,715
Boost Newco Borrower, LLC
103,000 7.500%,  1/15/2031
a
109,474
Broadcom, Inc.
516,000 4.900%,  7/15/2032 526,837
130,000 4.800%,  10/15/2034 130,250
258,000 4.900%,  2/15/2038 252,924

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Technology  2.4% - continued
CACI International, Inc.
$ 63,000 6.375%,  6/15/2033
a
$ 65,185
Central Parent, Inc./CDK Global,
Inc.
74,000 7.250%,  6/15/2029
a
62,738
Cipher Compute, LLC
139,000 7.125%,  11/15/2030
a
141,569
Cisco Systems, Inc.
272,000 5.350%,  2/26/2064 256,925
Clarivate Science Holdings
Corporation
131,000 3.875%,  7/1/2028
a
127,175
Cloud Software Group, Inc.
577,000 6.500%,  3/31/2029
a
584,552
202,000 9.000%,  9/30/2029
a
210,385
Coherent Corporation
128,000 5.000%,  12/15/2029
a
127,567
CommScope Technologies, LLC
95,000 5.000%,  3/15/2027
a
94,787
CommScope, LLC
99,000 4.750%,  9/1/2029
a
98,860
CoreWeave, Inc.
138,000 9.000%,  2/1/2031
a
126,480
CSG Systems International, Inc.,
Convertible
265,000 3.875%,  9/15/2028
e
313,230
Dell, Inc.
182,000 6.500%,  4/15/2038 195,268
Diebold Nixdorf, Inc.
77,000 7.750%,  3/31/2030
a
81,941
Euronet Worldwide, Inc.,
Convertible
175,000 0.625%,  10/1/2030
a
159,578
Fair Isaac Corporation
168,000 6.000%,  5/15/2033
a
172,561
Fiserv, Inc.
266,000 5.350%,  3/15/2031 272,945
65,000 5.600%,  3/2/2033 67,092
266,000 5.450%,  3/15/2034 269,702
213,000 5.150%,  8/12/2034 211,353
Flash Compute, LLC
41,000 7.250%,  12/31/2030
a
40,621
Foundry JV Holdco, LLC
200,000 5.900%,  1/25/2033
a
209,269
250,000 6.400%,  1/25/2038
a
266,669
Gen Digital, Inc.
149,000 7.125%,  9/30/2030
a
153,863
50,000 6.250%,  4/1/2033
a
51,562
Global Payments, Inc.
208,000 4.950%,  8/15/2027 210,244
Global Payments, Inc., Convertible
344,000 1.500%,  3/1/2031 308,568
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
120,000 3.500%,  3/1/2029
a
115,066
Hewlett Packard Enterprise
Company
187,000 4.850%,  10/15/2031 188,874
IBM International Capital, Private
Ltd.
213,000 5.300%,  2/5/2054 198,516
Principal
Amount Long-Term Fixed Income  66.0% Value
Technology  2.4% - continued
Intel Corporation
$ 378,000 4.900%,  7/29/2045 $ 325,993
InterDigital, Inc., Convertible
80,000 3.500%,  6/1/2027 329,640
ION Platform Finance US, Inc.
200,000 7.875%,  9/30/2032
a
189,771
ION Platform Finance US, Inc./ION
Platform Finance SARL
144,000 9.500%,  5/30/2029
a
145,829
Iron Mountain, Inc.
339,000 4.875%,  9/15/2027
a
338,656
88,000 4.875%,  9/15/2029
a
86,816
57,000 5.250%,  7/15/2030
a
56,311
230,000 4.500%,  2/15/2031
a
219,249
Jabil, Inc.
133,000 5.450%,  2/1/2029 137,296
Kioxia Holdings Corporation
137,000 6.625%,  7/24/2033
a
142,463
Marvell Technology, Inc.
132,000 2.950%,  4/15/2031 122,256
Mastercard, Inc.
136,000 4.875%,  5/9/2034 139,396
Microchip Technology, Inc.
84,000 5.050%,  3/15/2029 85,643
Microchip Technology, Inc.,
Convertible
370,000 0.750%,  6/1/2030
e
362,637
Micron Technology, Inc.
70,000 5.650%,  11/1/2032 73,580
MKS, Inc., Convertible
615,000 1.250%,  6/1/2030 784,433
Moody's Corporation
140,000 4.250%,  8/8/2032 138,135
NCR Atleos Corporation
99,000 9.500%,  4/1/2029
a
107,452
NCR Voyix Corporation
88,000 5.000%,  10/1/2028
a
87,373
132,000 5.125%,  4/15/2029
a
131,071
Neptune Bidco US, Inc.
193,000 9.290%,  4/15/2029
a
193,330
67,000 10.375%,  5/15/2031
a
68,698
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
131,000 4.300%,  6/18/2029 131,213
ON Semiconductor Corporation,
Convertible
273,000 Zero Coupon,  5/1/2027 325,007
504,000 0.500%,  3/1/2029 476,784
Open Text Corporation
226,000 3.875%,  12/1/2029
a
214,481
Oracle Corporation
255,000 5.375%,  9/27/2054 206,237
482,000 6.900%,  11/9/2052 476,276
140,000 6.150%,  11/9/2029 146,161
192,000 5.250%,  2/3/2032 191,974
163,000 4.800%,  9/26/2032 157,364
175,000 5.875%,  9/26/2045 158,047
Paychex, Inc.
76,000 5.600%,  4/15/2035 79,594
PayPal Holdings, Inc.
272,000 5.500%,  6/1/2054
e
263,902

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Technology  2.4% - continued
Pitney Bowes, Inc.
$ 62,000 6.875%,  3/15/2027
a
$ 62,040
RingCentral, Inc.
261,000 8.500%,  8/15/2030
a
276,682
Rocket Software, Inc.
148,000 9.000%,  11/28/2028
a
152,611
Sabre GLBL, Inc.
95,000 11.125%,  7/15/2030
a
78,762
Seagate Data Storage Technology,
Private Ltd.
83,480 9.625%,  12/1/2032
a
94,773
66,000 5.750%,  12/1/2034
a
67,642
Semtech Corporation, Convertible
67,000 1.625%,  11/1/2027 136,278
266,000 Zero Coupon,  10/15/2030
a
281,827
Sensata Technologies BV
116,000 4.000%,  4/15/2029
a
113,180
Sensata Technologies, Inc.
52,000 4.375%,  2/15/2030
a
50,788
69,000 3.750%,  2/15/2031
a
64,755
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
201,000 6.750%,  8/15/2032
a
207,531
SS&C Technologies, Inc.
85,000 5.500%,  9/30/2027
a
85,077
51,000 6.500%,  6/1/2032
a
53,061
Synaptics, Inc., Convertible
282,000 0.750%,  12/1/2031
e
296,946
Synopsys, Inc.
190,000 5.700%,  4/1/2055 188,478
Texas Instruments, Inc.
136,000 5.150%,  2/8/2054 128,161
UKG, Inc.
132,000 6.875%,  2/1/2031
a
135,592
Verisk Analytics, Inc.
114,000 5.250%,  3/15/2035 116,012
Viavi Solutions, Inc.
98,000 3.750%,  10/1/2029
a
93,798
Viavi Solutions, Inc., Convertible
105,000 1.625%,  3/15/2026
e
141,435
196,000 0.625%,  3/1/2031
a
280,770
Vishay Intertechnology, Inc.,
Convertible
481,000 2.250%,  9/15/2030 431,698
VMware, LLC
370,000 4.700%,  5/15/2030 375,880
192,000 2.200%,  8/15/2031 170,602
Western Digital Corporation,
Convertible
178,000 3.000%,  11/15/2028
e
815,916
WULF Compute, LLC
90,000 7.750%,  10/15/2030
a
92,722
Xerox Corporation
74,000 10.250%,  10/15/2030
a,e
70,799
Ziff Davis, Inc., Convertible
33,000 1.750%,  11/1/2026
e
32,175
118,000 3.625%,  3/1/2028
a,e
115,286
Total 22,301,467
Principal
Amount Long-Term Fixed Income  66.0% Value
Transportation  0.5%
Air Canada
$ 103,000 3.875%,  8/15/2026
a
$ 102,509
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
88,000 5.500%,  4/20/2026
a
88,125
186,560 5.750%,  4/20/2029
a
189,981
Avianca Midco 2 plc
87,000 9.000%,  12/1/2028
a
87,580
200,000 9.625%,  2/14/2030
a
200,680
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
156,000 5.375%,  3/1/2029
a,e
152,202
Burlington Northern Santa Fe, LLC
136,000 5.500%,  3/15/2055 133,741
230,000 5.550%,  3/15/2056 226,721
DCLI Bidco, LLC
130,000 7.750%,  11/15/2029
a
133,629
Delta Air Lines, Inc.
288,000 4.375%,  4/19/2028 288,876
230,000 5.250%,  7/10/2030 236,340
ERAC USA Finance, LLC
277,000 5.200%,  10/30/2034
a
284,333
Norfolk Southern Corporation
195,000 4.450%,  3/1/2033 194,472
OneSky Flight, LLC
172,000 8.875%,  12/15/2029
a
184,063
Penske Truck Leasing Company,
LP/PTL Finance Corporation
128,000 1.700%,  6/15/2026
a
126,527
Rand Parent, LLC
256,000 8.500%,  2/15/2030
a
266,714
RXO, Inc.
95,000 7.500%,  11/15/2027
a
97,097
Ryder System, Inc.
161,000 2.850%,  3/1/2027 158,907
Southwest Airlines Company
133,000 5.125%,  6/15/2027 134,675
Star Leasing Company, LLC
99,000 7.625%,  2/15/2030
a
92,092
Stena International SA
198,000 7.250%,  1/15/2031
a
201,842
Union Pacific Corporation
125,000 5.600%,  12/1/2054 124,596
United Airlines, Inc.
304,000 4.625%,  4/15/2029
a
302,682
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
81,596
101,000 9.500%,  6/1/2028
a
104,462
Watco Companies, LLC/Watco
Finance Corporation
91,000 7.125%,  8/1/2032
a
95,305
Total 4,289,747
U.S. Government & Agencies  6.1%
U.S. Treasury Bonds
1,600,000 3.625%,  5/15/2053 1,294,312
1,200,000 4.750%,  11/15/2053 1,178,016
7,000,000 4.625%,  2/15/2035 7,266,055
U.S. Treasury Notes
26,600,000 4.375%,  7/31/2026 26,724,070

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
U.S. Government & Agencies  6.1% - continued
$ 1,800,000 3.625%,  8/31/2027 $ 1,804,008
10,400,000 4.125%,  7/31/2028 10,555,187
3,500,000 4.000%,  2/28/2030 3,544,570
3,800,000 3.625%,  9/30/2030 3,785,305
Total 56,151,523
Utilities  2.3%
AEP Texas, Inc.
152,000 5.850%,  10/15/2055 149,167
AES Corporation
284,000 7.600%,  1/15/2055
b
289,228
254,000 3.950%,  7/15/2030
a
247,913
Algonquin Power & Utilities
Corporation
451,000 4.750%,  1/18/2082
b
444,762
Alliant Energy Corporation,
Convertible
92,000 3.875%,  3/15/2026 95,588
93,000 3.250%,  5/30/2028
a
94,897
Ameren Corporation
9,000 1.750%,  3/15/2028 8,555
American Electric Power
Company, Inc.
237,000 6.050%,  3/15/2056
b
232,860
158,000 6.950%,  12/15/2054
b
169,113
131,000 2.300%,  3/1/2030 121,049
American Water Capital
Corporation
105,000 5.700%,  9/1/2055 105,137
American Water Capital
Corporation, Convertible
71,000 3.625%,  6/15/2026 70,702
Arizona Public Service Company
138,000 5.550%,  8/1/2033 144,054
Atmos Energy Corporation
177,000 5.450%,  1/15/2056 171,236
129,000 5.000%,  12/15/2054 117,328
Calpine Corporation
203,000 4.500%,  2/15/2028
a
203,134
CenterPoint Energy, Inc.
124,000 7.000%,  2/15/2055
b
129,315
83,000 6.700%,  5/15/2055
b
85,110
CenterPoint Energy, Inc.,
Convertible
166,000 4.250%,  8/15/2026 181,521
165,000 3.000%,  8/1/2028
a
167,013
CMS Energy Corporation,
Convertible
170,000 3.375%,  5/1/2028 181,815
125,000 3.125%,  5/1/2031
a
123,537
Consolidated Edison Company of
New York, Inc.
408,000 5.700%,  5/15/2054 406,682
Constellation Energy Generation,
LLC
204,000 5.750%,  3/15/2054 202,421
133,000 5.800%,  3/1/2033 141,934
Dominion Energy, Inc.
217,000 6.875%,  2/1/2055
b
225,556
217,000 7.000%,  6/1/2054
b
234,957
161,000 3.375%,  4/1/2030 155,339
Principal
Amount Long-Term Fixed Income  66.0% Value
Utilities  2.3% - continued
DTE Energy Company
$ 140,000 4.875%,  6/1/2028 $ 142,425
Duke Energy Carolinas, LLC
420,000 5.400%,  1/15/2054 406,552
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
232,977
187,000 5.800%,  6/15/2054 184,903
157,000 6.450%,  9/1/2054
b
164,784
139,000 4.500%,  8/15/2032 138,541
125,000 5.750%,  9/15/2033 132,366
Duke Energy Corporation,
Convertible
295,000 4.125%,  4/15/2026 303,850
Duke Energy Ohio, Inc.
136,000 5.550%,  3/15/2054 132,907
Edison International
220,000 5.000%,  12/15/2026
b,g
219,209
Enel Finance International NV
226,000 5.125%,  6/26/2029
a
231,764
Entergy Corporation
71,000 5.875%,  6/15/2056
b
70,956
145,000 6.100%,  6/15/2056
b
144,775
Entergy Louisiana, LLC
178,000 5.800%,  3/15/2055 178,883
Evergy, Inc., Convertible
188,000 4.500%,  12/15/2027 228,796
Exelon Corporation
540,000 5.600%,  3/15/2053 523,348
130,000 4.050%,  4/15/2030 128,713
Fells Point Funding Trust
266,000 3.046%,  1/31/2027
a
262,786
FirstEnergy Corporation,
Convertible
59,000 4.000%,  5/1/2026
e
60,268
208,000 3.625%,  1/15/2029
a
220,584
211,000 3.875%,  1/15/2031
a
227,036
Georgia Power Company
82,000 4.950%,  5/17/2033 83,604
Hawaiian Electric Company, Inc.
45,000 6.000%,  10/1/2033
a
45,627
ITC Holdings Corporation
140,000 4.950%,  9/22/2027
a
141,862
Jersey Central Power & Light
Company
280,000 2.750%,  3/1/2032
a
251,515
Lightning Power, LLC
177,000 7.250%,  8/15/2032
a
188,213
Long Ridge Energy, LLC
180,000 8.750%,  2/15/2032
a
191,599
MidAmerican Energy Company
553,000 5.300%,  2/1/2055 523,950
NextEra Energy Capital Holdings,
Inc.
258,000 5.900%,  3/15/2055 260,836
150,000 3.800%,  3/15/2082
b
146,651
331,000 6.750%,  6/15/2054
b
353,371
130,000 2.250%,  6/1/2030 119,554
113,000 5.300%,  3/15/2032 117,689
NextEra Energy Capital Holdings,
Inc., Convertible
163,000 3.000%,  3/1/2027 202,283

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  66.0% Value
Utilities  2.3% - continued
NiSource, Inc.
$ 81,000 6.375%,  3/31/2055
b
$ 83,889
261,000 5.850%,  4/1/2055 260,177
225,000 5.750%,  7/15/2056
b
226,457
160,000 6.950%,  11/30/2054
b
166,528
130,000 2.950%,  9/1/2029 124,741
Northern States Power Company/
MN
136,000 5.400%,  3/15/2054 131,840
NRG Energy, Inc.
189,000 10.250%,  3/15/2028
a,b,g
206,358
120,000 3.375%,  2/15/2029
a
114,815
185,000 5.250%,  6/15/2029
a
185,498
45,000 5.750%,  7/15/2029
a
44,780
83,000 6.000%,  2/1/2033
a
84,643
270,000 5.750%,  1/15/2034
a
272,746
83,000 6.250%,  11/1/2034
a
85,242
Oncor Electric Delivery Company,
LLC
178,000 5.550%,  6/15/2054 172,766
Pacific Gas and Electric Company
136,000 6.750%,  1/15/2053 144,640
266,000 5.550%,  5/15/2029 274,451
PG&E Corporation
72,000 5.000%,  7/1/2028 71,801
PG&E Corporation, Convertible
723,000 4.250%,  12/1/2027 742,955
Pinnacle West Capital Corporation,
Convertible
110,000 4.750%,  6/15/2027 117,425
PPL Capital Funding, Inc.
197,000 5.250%,  9/1/2034 201,747
PPL Capital Funding, Inc.,
Convertible
203,000 2.875%,  3/15/2028 222,792
107,000 3.000%,  12/1/2030
a
107,273
San Diego Gas & Electric
Company
136,000 5.550%,  4/15/2054 132,184
Sempra
162,000 6.550%,  4/1/2055
b
165,133
162,000 6.625%,  4/1/2055
b
163,447
121,000 6.400%,  10/1/2054
b
123,073
162,000 6.875%,  10/1/2054
b
166,663
Southern California Edison
Company
272,000 5.450%,  6/1/2031 281,266
Southern Company
170,000 5.700%,  10/15/2032 179,925
300,000 4.850%,  3/15/2035 296,311
149,000 4.000%,  1/15/2051
b
148,911
342,000 3.750%,  9/15/2051
b
337,158
Southern Company, Convertible
123,000 4.500%,  6/15/2027 131,241
282,000 3.250%,  6/15/2028
a
281,436
Talen Energy Supply, LLC
45,000 6.250%,  2/1/2034
a
45,896
45,000 6.500%,  2/1/2036
a
46,534
TerraForm Power Operating, LLC
246,000 5.000%,  1/31/2028
a
245,774
TransAlta Corporation
124,000 5.875%,  2/1/2034 124,857
Principal
Amount Long-Term Fixed Income  66.0% Value
Utilities  2.3% - continued
Virginia Electric and Power
Company
$ 184,000 5.350%,  1/15/2054 $ 172,501
Vistra Corporation
118,000 8.000%,  10/15/2026
a,b,g
120,967
129,000 7.000%,  12/15/2026
a,b,g
131,253
Vistra Operations Company, LLC
85,000 5.000%,  7/31/2027
a
85,196
278,000 5.250%,  10/15/2035
a
277,108
VoltaGrid, LLC
67,000 7.375%,  11/1/2030
a
66,380
WEC Energy Group, Inc.
145,000 5.625%,  5/15/2056
b
145,913
WEC Energy Group, Inc.,
Convertible
151,000 4.375%,  6/1/2027 170,554
113,000 3.375%,  6/1/2028
a
114,469
163,000 4.375%,  6/1/2029 190,139
Xcel Energy, Inc.
213,000 4.600%,  6/1/2032 211,833
143,000 5.600%,  4/15/2035 148,086
Total 20,610,872
Total Long-Term Fixed Income
(cost $604,583,141) 602,844,427
Shares Common Stock 17.6% Value
Communications Services  1.7%
10,343 Alphabet, Inc., Class A 3,237,359
12,571 Alphabet, Inc., Class C 3,944,780
10,494 AT&T, Inc. 260,671
15,374 Comcast Corporation 459,529
2,091 Match Group, Inc. 67,518
5,627 Meta Platforms, Inc. 3,714,326
13,047 Netflix, Inc.
k
1,223,287
147 New York Times Company 10,205
2,551 News Corporation, Class A 66,632
564 Reddit, Inc.
k
129,647
1,218 ROBLOX Corporation
k
98,694
529 Spotify Technology SA
k
307,196
610 T-Mobile US, Inc. 123,854
544 Tripadvisor, Inc.
k
7,921
10,774 Universal Music Group NV 280,876
4,653 Verizon Communications, Inc. 189,517
2,728 Walt Disney Company 310,364
18,852 Warner Brothers Discovery, Inc.
k
543,315
17,203 Warner Music Group Corporation 527,616
Total 15,503,307
Consumer Discretionary  1.6%
20,353 ADT, Inc. 164,249
1,212 Advance Auto Parts, Inc. 47,632
20,332 Amazon.com, Inc.
k
4,693,032
6,834 Aptiv plc
k
519,999
583 Asbury Automotive Group, Inc.
k
135,565
113 Booking Holdings, Inc. 605,152
540 Boot Barn Holdings, Inc.
k
95,294
1,439 Build-A-Bear Workshop, Inc. 88,168
28 Carnival Corporation
k
855
460 Churchill Downs, Inc. 52,339
2,375 Columbia Sportswear Company 130,839
3,008 D.R. Horton, Inc. 433,242

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.6% Value
Consumer Discretionary  1.6% - continued
1,271 DoorDash, Inc.
k
$ 287,856
742 Frontdoor, Inc.
k
42,806
1,169 Garmin, Ltd. 237,132
2,854 General Motors Company 232,087
1,477 Hilton Worldwide Holdings, Inc. 424,268
1,099 Home Depot, Inc. 378,166
1,174 Laureate Education, Inc.
k
39,529
2,759 Life Time Group Holdings, Inc.
k
73,334
3,157 Lowe's Companies, Inc. 761,342
406 McDonald's Corporation 124,086
23 NVR, Inc.
k
167,734
3,412 O'Reilly Automotive, Inc.
k
311,208
2,264 Ross Stores, Inc. 407,837
1,300 SharkNinja, Inc.
k
145,470
19,650 Sony Group Corporation ADR 503,040
1,051 Tapestry, Inc. 134,286
4,862 Tesla, Inc.
k
2,186,539
515 Texas Roadhouse, Inc. 85,490
676 TJX Companies, Inc. 103,840
318 Ulta Beauty, Inc.
k
192,393
1,975 Universal Technical Institute, Inc.
k
51,607
2,701 Viking Holdings, Ltd.
k
192,878
286 Wingstop, Inc. 68,208
4,717 Wyndham Hotels & Resorts, Inc. 356,416
1,585 Wynn Resorts, Ltd. 190,723
Total 14,664,641
Consumer Staples  0.6%
3,115 Altria Group, Inc. 179,611
253 Casey's General Stores, Inc. 139,836
1,872 Church & Dwight Company, Inc. 156,967
825 Colgate-Palmolive Company 65,191
750 Costco Wholesale Corporation 646,755
14,025 Coty, Inc.
k
43,197
1,413 John B. Sanfilippo & Son, Inc. 99,758
23,754 Keurig Dr Pepper, Inc. 665,349
2,915 Maplebear, Inc.
k
131,117
327 Marzetti Company 53,765
946 Monster Beverage Corporation
k
72,530
2,641 PepsiCo, Inc. 379,036
1,148 Philip Morris International, Inc. 184,139
3,147 Procter & Gamble Company 450,997
9,568 Sysco Corporation 705,066
1,162 Turning Point Brands, Inc. 125,961
14,485 Unilever plc ADR
e
947,319
6,185 Walmart, Inc. 689,071
Total 5,735,665
Energy  0.7%
6,533 Antero Midstream Corporation 116,222
1,454 Baker Hughes Company 66,215
450 Cheniere Energy, Inc. 87,476
10,940 ConocoPhillips 1,024,093
19,059 Devon Energy Corporation 698,131
1,926 DHT Holdings, Inc. 23,517
25,081 Enterprise Products Partners, LP 804,097
1,093 EOG Resources, Inc. 114,776
3,053 Expand Energy Corporation 336,929
13,839 Exxon Mobil Corporation 1,665,385
16,478 Halliburton Company 465,668
6,030 Kinder Morgan, Inc. 165,765
2,358 Marathon Petroleum Corporation 383,482
1,678 Matador Resources Company 71,214
1,977 TechnipFMC plc 88,095
Shares Common Stock  17.6% Value
Energy  0.7% - continued
3,131 Williams Companies, Inc. $ 188,204
Total 6,299,269
Financials  2.8%
305 Affiliated Managers Group, Inc. 87,925
2,311 Allstate Corporation 481,035
7,281 Ally Financial, Inc. 329,757
1,605 Amalgamated Financial
Corporation 51,408
951 American Express Company 351,822
6,003 American International Group, Inc. 513,557
1,118 Ameriprise Financial, Inc. 548,200
3,114 Arch Capital Group, Ltd.
k
298,695
2,244 Associated Banc-Corp 57,805
2,139 Atlantic Union Bankshares
Corporation 75,507
33,892 Bank of America Corporation 1,864,060
6,268 Bank of New York Mellon
Corporation 727,652
1,010 Beacon Financial Corporation 26,634
2,267 Berkshire Hathaway, Inc.
k
1,139,508
264 BlackRock, Inc. 282,570
210 Blackstone Mortgage Trust, Inc. 4,017
52 Block, Inc.
k
3,385
3,842 Bridgewater Bancshares, Inc.
k
67,350
833 Byline Bancorp, Inc. 24,282
5,704 Capital One Financial Corporation 1,382,421
203 Central Pacific Financial
Corporation 6,326
15,543 Charles Schwab Corporation 1,552,901
2,334 Chubb, Ltd. 728,488
1,104 Citigroup, Inc. 128,826
694 Community Trust Bancorp, Inc. 39,211
374 ConnectOne Bancorp, Inc. 9,806
596 Customers Bancorp, Inc.
k
43,580
2,159 Donnelley Financial Solutions, Inc.
k
100,804
18 Encore Capital Group, Inc.
k
978
1,361 Enterprise Financial Services
Corporation 73,494
650 Federal Agricultural Mortgage
Corporation 114,121
3,518 Fifth Third Bancorp 164,678
451 Financial Institutions, Inc. 14,058
2,890 First Bancorp/Puerto Rico 59,910
256 First Citizens BancShares, Inc./NC 549,422
82 First Financial Corporation 4,954
146 First Mid-Illinois Bancshares, Inc. 5,694
924 Fiserv, Inc.
k
62,065
1,485 Glacier Bancorp, Inc. 65,414
623 Great Southern Bancorp, Inc. 38,352
434 Hanmi Financial Corporation 11,731
311 Hartford Insurance Group, Inc. 42,856
465 Hilltop Holdings, Inc. 15,782
609 Hometrust Bancshares, Inc. 26,151
1,368 Houlihan Lokey, Inc. 238,292
180 Independent Bank Corporation/MI 5,855
6,170 Intercontinental Exchange, Inc. 999,293
794 Invesco, Ltd. 20,858
7,848 JPMorgan Chase & Company 2,528,783
1,219 M&T Bank Corporation 245,604
1,048 Marsh & McLennan Companies,
Inc. 194,425
1,285 Mastercard, Inc. 733,581
6,788 MetLife, Inc. 535,845
3,391 MGIC Investment Corporation 99,085

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.6% Value
Financials  2.8% - continued
565 Moody's Corporation $ 288,630
4,910 Morgan Stanley 871,672
136 Morningstar, Inc. 29,554
3,229 Nasdaq, Inc. 313,633
247 NBT Bancorp, Inc. 10,255
349 NMI Holdings, Inc.
k
14,236
38 Northeast Bank 3,949
1,660 Northern Trust Corporation 226,739
2,501 Northwest Bancshares, Inc. 30,012
728 OFG Bancorp 29,833
3,588 Old National Bancorp 80,048
6,514 Old Republic International
Corporation 297,299
1,793 Old Second Bancorp, Inc. 34,964
397 Orrstown Financial Services, Inc. 14,062
170 Pinnacle Financial Partners, Inc. 16,220
65 PNC Financial Services Group,
Inc. 13,567
486 Popular, Inc. 60,517
839 Progressive Corporation 191,057
1,585 RLI Corporation 101,408
3,494 Robinhood Markets, Inc.
k
395,171
287 S&P Global, Inc. 149,983
3,415 SEI Investments Company 280,098
741 SouthState Bank Corporation 69,736
370 Stifel Financial Corporation 46,331
1,968 Triumph Financial, Inc.
k
123,256
377 U.S. Bancorp 20,117
3,951 Visa, Inc. 1,385,655
24,337 Wells Fargo & Company 2,268,208
1,216 WesBanco, Inc. 40,420
739 Wintrust Financial Corporation 103,327
3,153 Zions Bancorp NA 184,577
Total 25,473,347
Health Care  2.1%
2,551 AbbVie, Inc. 582,878
5,819 ADMA Biologics, Inc.
k
106,139
3,259 Agilent Technologies, Inc. 443,452
1,445 Amgen, Inc. 472,963
4,192 BioMarin Pharmaceutical, Inc.
k
249,131
6,057 Boston Scientific Corporation
k
577,535
1,229 Cencora, Inc. 415,095
2,510 Cigna Group 690,827
4,632 Concentra Group Holdings Parent,
Inc. 91,158
507 CorVel Corporation
k
34,309
3,247 Danaher Corporation 743,303
1,063 Dexcom, Inc.
k
70,551
1,662 Eli Lilly & Company 1,786,118
1,873 Encompass Health Corporation 198,800
2,448 Exelixis, Inc.
k
107,296
5,982 Gilead Sciences, Inc. 734,231
1,629 ICON plc
k
296,836
500 ICU Medical, Inc.
k
71,335
414 IDEXX Laboratories, Inc.
k
280,083
1,152 Illumina, Inc.
k
151,096
650 Incyte Corporation
k
64,201
485 Indivior plc
k
17,402
334 Insulet Corporation
k
94,936
1,158 Intuitive Surgical, Inc.
k
655,845
7,871 Johnson & Johnson 1,628,903
2,743 Labcorp Holdings, Inc. 688,164
455 Medpace Holdings, Inc.
k
255,551
7,026 Medtronic plc 674,918
Shares Common Stock  17.6% Value
Health Care  2.1% - continued
12,703 Merck & Company, Inc. $ 1,337,118
895 Merit Medical Systems, Inc.
k
78,885
165 Mettler-Toledo International, Inc.
k
230,041
408 Neurocrine Biosciences, Inc.
k
57,867
396 Penumbra, Inc.
k
123,120
3,585 Pfizer, Inc. 89,267
3,252 Progyny, Inc.
k
83,511
559 Repligen Corporation
k
91,598
1,449 Royalty Pharma plc 55,989
12,288 Sanofi SA ADR 595,476
2,183 STERIS plc 553,434
3,730 Stevanato Group SPA 75,048
959 Stryker Corporation 337,060
1,590 Teleflex, Inc. 194,044
81 Tenet Healthcare Corporation
k
16,096
423 Thermo Fisher Scientific, Inc. 245,107
2,013 Twist Bioscience Corporation
k
63,852
325 UFP Technologies, Inc.
k
72,160
220 United Therapeutics Corporation
k
107,195
1,766 UnitedHealth Group, Inc. 582,974
709 Veeva Systems, Inc.
k
158,270
774 Vertex Pharmaceuticals, Inc.
k
350,901
1,953 Waystar Holding Corporation
k
63,961
94 West Pharmaceutical Services,
Inc. 25,863
7,145 Zimmer Biomet Holdings, Inc. 642,478
1,406 Zoetis, Inc. 176,903
Total 18,591,274
Industrials  1.8%
211 Acuity, Inc. 75,968
32 Allegion plc 5,095
11,460 Amentum Holdings, Inc.
k
332,340
2,562 AMETEK, Inc. 526,004
277 Applied Industrial Technologies,
Inc. 71,125
67 Armstrong World Industries, Inc. 12,804
1,815 Automatic Data Processing, Inc. 466,872
1,738 Badger Infrastructure Solutions,
Ltd. 92,601
3,010 Barrett Business Services, Inc. 108,992
769 BWX Technologies, Inc. 132,914
1,973 Caterpillar, Inc. 1,130,273
324 CECO Environmental Corporation
k
19,391
456 Cintas Corporation 85,760
47,074 CNH Industrial NV 434,022
1,180 Copart, Inc.
k
46,197
250 CRA International, Inc. 50,174
260 CSW Industrials, Inc. 76,318
34,895 CSX Corporation 1,264,944
165 Curtiss-Wright Corporation 90,960
14,604 Delta Air Lines, Inc. 1,013,518
196 EMCOR Group, Inc. 119,911
1,431 Enerpac Tool Group Corporation 54,721
1,246 Expeditors International of
Washington, Inc. 185,666
15,167 Fastenal Company 608,652
480 Ferguson Enterprises, Inc. 106,862
10,637 Flowserve Corporation 737,995
2,037 General Dynamics Corporation 685,776
999 General Electric Company 307,722
285 Graco, Inc. 23,361
1,583 Helios Technologies, Inc. 84,675
7,871 Hexcel Corporation 581,667
4,183 Honeywell International, Inc. 816,062

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.6% Value
Industrials  1.8% - continued
1,063 Howmet Aerospace, Inc. $ 217,936
974 ICF International, Inc. 83,082
216 IES Holdings, Inc.
k
84,028
3,322 Jacobs Solutions, Inc. 440,032
2,440 JB Hunt Transport Services, Inc. 474,190
2 Johnson Controls International plc 240
1,334 Korn Ferry 88,071
2,411 L3Harris Technologies, Inc. 707,797
912 Leidos Holdings, Inc. 164,525
895 Limbach Holdings, Inc.
k
69,676
737 Lincoln Electric Holdings, Inc. 176,615
2,146 Masco Corporation 136,185
334 Modine Manufacturing Company
k
44,592
504 Moog, Inc. 122,749
1,193 Old Dominion Freight Line, Inc. 187,062
873 Oshkosh Corporation 109,675
636 Otis Worldwide Corporation 55,555
836 Parker-Hannifin Corporation 734,811
336 Quanta Services, Inc. 141,812
556 Republic Services, Inc. 117,833
816 Rockwell Automation, Inc. 317,481
3,213 Southwest Airlines Company 132,793
2,423 Timken Company 203,847
192 Trane Technologies plc 74,726
3,976 Uber Technologies, Inc.
k
324,879
694 UL Solutions, Inc. 54,729
826 Union Pacific Corporation 191,070
174 United Rentals, Inc. 140,822
1,429 Veralto Corporation 142,586
740 Verisk Analytics, Inc. 165,531
406 Waste Management, Inc. 89,202
206 WESCO International, Inc. 50,396
Total 16,393,870
Information Technology  4.7%
636 Adobe, Inc.
k
222,594
1,504 Advanced Micro Devices, Inc.
k
322,097
5,281 Amphenol Corporation 713,674
969 Analog Devices, Inc. 262,793
21,640 Apple, Inc. 5,883,050
1,096 Applied Materials, Inc. 281,661
490 AppLovin Corporation
k
330,172
2,892 Arista Networks, Inc.
k
378,939
2,007 Autodesk, Inc.
k
594,092
7,130 Broadcom, Inc. 2,467,693
533 Cadence Design Systems, Inc.
k
166,605
15,439 Cisco Systems, Inc. 1,189,266
2,858 CompoSecure, Inc.
k
55,102
1,529 Crane NXT Company 71,970
1,375 Datadog, Inc.
k
186,986
2,440 DocuSign, Inc.
k
166,896
509 Dropbox, Inc.
k
14,150
268 Fabrinet
k
122,015
498 Flex, Ltd.
k
30,089
5,226 Fortinet, Inc.
k
414,997
316 GoDaddy, Inc.
k
39,209
2,094 International Business Machines
Corporation 620,264
1,754 JFrog, Ltd.
k
109,555
466 Keysight Technologies, Inc.
k
94,687
155 KLA Corporation 188,337
2,801 Lam Research Corporation 479,475
413 Littelfuse, Inc. 104,456
4,308 Micron Technology, Inc. 1,229,546
16,333 Microsoft Corporation 7,898,966
Shares Common Stock  17.6% Value
Information Technology  4.7% - continued
738 Monday.com, Ltd.
k
$ 108,899
236 Monolithic Power Systems, Inc. 213,901
940 Motorola Solutions, Inc. 360,321
446 Napco Security Technologies, Inc. 18,598
531 NetApp, Inc. 56,865
31,233 Nokia Oyj ADR 202,078
43,554 NVIDIA Corporation 8,122,821
343 NXP Semiconductors NV 74,452
1,787 Onto Innovation, Inc.
k
282,096
2,594 Oracle Corporation 505,597
2,799 Palantir Technologies, Inc.
k
497,522
2,729 Pegasystems, Inc. 162,976
461 Plexus Corporation
k
67,767
188 PTC, Inc.
k
32,752
7,829 Qualcomm, Inc. 1,339,150
138 RingCentral, Inc.
k
3,985
662 Salesforce, Inc. 175,370
16,457 Samsung Electronics Company,
Ltd. 1,379,342
4,800 ServiceNow, Inc.
k
735,312
2,531 Shopify, Inc.
k
407,415
708 Silicon Laboratories, Inc.
k
92,536
4,499 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,367,201
5,566 TD SYNNEX Corporation 836,180
863 TE Connectivity plc 196,341
650 Teradyne, Inc. 125,814
1,376 Texas Instruments, Inc. 238,722
3,741 Trimble, Inc.
k
293,107
1,452 TTM Technologies, Inc.
k
100,188
572 VeriSign, Inc. 138,967
2,617 Vontier Corporation 97,300
858 Western Digital Corporation 147,808
707 Zebra Technologies Corporation
k
171,674
Total 43,192,393
Materials  0.6%
1,053 Albemarle Corporation 148,936
14,154 Amcor plc 118,044
1,678 Ashland, Inc. 98,448
10,127 Axalta Coating Systems, Ltd.
k
327,203
11,332 CF Industries Holdings, Inc. 876,417
5,054 Crown Holdings, Inc. 520,410
3,003 Eastman Chemical Company 191,682
1,677 Ecolab, Inc. 440,246
2,952 Element Solutions, Inc. 73,771
2,368 Freeport-McMoRan, Inc. 120,271
1,449 Greif, Inc. 98,097
11,660 Ivanhoe Mines, Ltd.
k
132,609
1,116 Linde plc 475,851
648 Louisiana-Pacific Corporation 52,333
2,125 Newmont Corporation 212,181
5,645 Nucor Corporation 920,756
454 Packaging Corporation of America 93,628
5,803 Solstice Advanced Materials, Inc.
k
281,910
1,930 Steel Dynamics, Inc. 327,039
Total 5,509,832
Real Estate  0.4%
484 Agree Realty Corporation 34,863
1,069 AvalonBay Communities, Inc. 193,820
3,475 CBRE Group, Inc.
k
558,745
7,753 Crown Castle, Inc. 689,009

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  17.6% Value
Real Estate  0.4% - continued
988 EPR Properties $ 49,301
1,018 Equity Lifestyle Properties, Inc. 61,701
10,609 Essential Properties Realty Trust,
Inc. 314,663
983 Extra Space Storage, Inc. 128,006
4,273 First Industrial Realty Trust, Inc. 244,715
27,817 Healthcare Realty Trust, Inc. 471,498
6,534 Host Hotels & Resorts, Inc. 115,848
848 Innovative Industrial Properties,
Inc. 40,161
161 Jones Lang LaSalle, Inc.
k
54,172
619 Kite Realty Group Trust 14,838
5,872 Millrose Properties, Inc. 175,397
674 Outfront Media, Inc. 16,243
4,391 Sabra Health Care REIT, Inc. 83,166
745 SBA Communications Corporation 144,105
2,543 Sila Realty Trust, Inc. 59,277
7,809 Tanger, Inc. 260,586
1,757 Terreno Realty Corporation 103,154
Total 3,813,268
Utilities  0.6%
3,712 AES Corporation 53,230
2,348 Alliant Energy Corporation 152,644
4,039 CenterPoint Energy, Inc. 154,855
27 Clearway Energy, Inc., Class C 898
2,048 Constellation Energy Corporation 723,497
7,376 Duke Energy Corporation 864,541
6,230 Edison International 373,925
11,873 Entergy Corporation 1,097,421
5,608 Evergy, Inc. 406,524
88 Eversource Energy 5,925
3,683 NiSource, Inc. 153,802
839 Northwestern Energy Group, Inc. 54,149
7,652 PG&E Corporation 122,968
7,152 Portland General Electric
Company 343,224
1,130 Spire, Inc. 93,451
12,430 UGI Corporation 465,255
2,660 Vistra Energy Corporation 429,138
Total 5,495,447
Total Common Stock
(cost $107,239,894) 160,672,313
Shares
Registered Investment
Companies   9.6% Value
U.S. Affiliated   8.8%
7,554,527 Thrivent Core Emerging Markets
Debt Fund 66,857,561
1,109,681 Thrivent Core International Equity
Fund 13,604,691
Total 80,462,252
U.S. Unaffiliated   0.8%
14,380 abrdn Asia-Pacific Income Fund,
Inc. 220,589
47,514 abrdn Income Credit Strategies
Fund 257,051
13,509 abrdn Total Dynamic Dividend
Fund
e
131,713
27,364 AllianceBernstein Global High
Income Fund, Inc. 292,521
Shares
Registered Investment
Companies  9.6% Value
U.S. Unaffiliated   0.8%  - continued
39,038 Allspring Income Opportunities
Fund $ 264,678
10,604 BlackRock Capital Allocation Term
Trust
e
150,153
6,554 BlackRock Core Bond Trust
e
62,853
29,271 BlackRock Corporate High Yield
Fund, Inc. 260,512
28,154 BlackRock Credit Allocation
Income Trust 304,908
2,772 BlackRock Debt Strategies Fund,
Inc. 28,219
4,227 BlackRock Enhanced Equity
Dividend Trust 40,072
21,332 BlackRock Enhanced Global
Dividend Trust 249,798
11,668 BlackRock Enhanced International
Dividend Trust 68,608
12,224 BlackRock Income Trust, Inc. 134,953
24,461 BlackRock Multi-Sector Income
Trust 319,461
22,091 Blackstone Strategic Credit 2027
Term Fund 260,232
21,815 Cornerstone Strategic Investment
Fund, Inc.
e
182,373
26,988 Eaton Vance Limited Duration
Income Fund 267,451
12,368 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 117,867
6,300 iShares Broad USD High Yield
Corporate Bond ETF 235,588
367 iShares Semiconductor ETF 110,522
54,726 Nuveen Credit Strategies Income
Fund 274,725
19,794 Nuveen Preferred Income
Opportunities Fund 160,529
21,682 PGIM Global High Yield Fund, Inc. 267,556
19,196 PGIM High Yield Bond Fund, Inc. 277,766
12,370 Pimco Dynamic Income Fund 219,073
16,611 PIMCO High Income Fund 80,729
16,869 PIMCO Income Strategy Fund II
e
126,517
3,074 Tri-Continental Corporation 100,397
8,602 Vanguard Short-Term Corporate
Bond ETF
e
685,837
5,408 Virtus Convertible & Income Fund 81,931
19,867 Virtus Dividend, Interest &
Premium Strategy Fund 256,085
4,526 Virtus Equity & Convertible Income
Fund 112,788
41,728 Voya Global Equity Dividend &
Premium Opportunity Fund 238,684
6,692 Western Asset Diversified Income
Fund 92,417
67,749 Western Asset High Income
Opportunity Fund, Inc. 251,349
Total 7,186,505
Total Registered Investment
Companies (cost $87,094,662) 87,648,757

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock 1.4% Value
Basic Materials  0.1%
8,068 Albemarle Corporation,
Convertible, 7.250% $ 479,159
Total 479,159
Capital Goods  0.1%
16,321 Boeing Company, Convertible,
6.000% 1,127,128
Total 1,127,128
Communications Services  0.1%
24,275 AT&T, Inc., 4.750%
g
461,710
4,250 Telephone and Data Systems, Inc.,
6.000%
g
80,963
Total 542,673
Financials  0.9%
5,100 AEGON Funding Company, LLC,
5.100% 100,317
7,000 Allstate Corporation, 5.100%
g
146,580
5,011 Apollo Global Management, Inc.,
Convertible, 6.750% 378,431
5,216 Ares Management Corporation,
Convertible, 6.750% 262,886
7,800 Athene Holding, Ltd., 5.625%
g
156,780
15,275 Bank of America Corporation,
4.250%
g
269,451
16,050 Bank of America Corporation,
4.375%
g
291,147
8,025 Bank of America Corporation,
4.750%
g
158,012
11,550 Bank of America Corporation,
5.000%
g
239,778
555 Bank of America Corporation,
Convertible, 7.250%
g
694,860
3,900 Capital One Financial Corporation,
4.800%
g
70,551
8,225 Capital One Financial Corporation,
5.000%
g
156,357
3,900 Charles Schwab Corporation,
4.450%
g
73,086
2,750 Citizens Financial Group, Inc.,
7.375%
g
72,462
6,425 Corebridge Financial, Inc.,
6.375%
e
149,381
7,800 Fifth Third Bancorp, 4.950%
g
150,852
7,800 Huntington Bancshares, Inc./OH,
4.500%
g
133,302
16,000 JPMorgan Chase & Company,
4.200%
g
292,320
12,050 JPMorgan Chase & Company,
4.625%
g
236,662
10,750 JPMorgan Chase & Company,
4.750%
g
217,580
3,900 KeyCorp, 5.650%
g
82,758
9,950 KeyCorp, 6.200%
b,g
252,531
8,925 KKR & Company, Inc.,
Convertible, 6.250% 462,672
3,900 MetLife, Inc., 4.750%
g
76,947
7,050 Morgan Stanley, 4.250%
g
124,362
10,400 Morgan Stanley, 5.850%
g
255,008
13,084 Morgan Stanley, 7.125%
g
330,371
13,025 Public Storage, 4.125%
g
213,480
5,025 Public Storage, 4.625%
g
92,963
1,275 Public Storage, 4.700%
g
23,792
Shares Preferred Stock  1.4% Value
Financials  0.9% - continued
7,800 Regions Financial Corporation,
4.450%
g
$ 134,550
3,900 Regions Financial Corporation,
5.700%
b,g
91,611
3,500 Synovus Financial Corporation,
8.397%
b,g
90,475
7,800 Truist Financial Corporation,
4.750%
g
149,760
10,000 U.S. Bancorp, 4.000%
g
163,400
6,500 Wells Fargo & Company, 4.250%
g
115,505
12,850 Wells Fargo & Company, 4.375%
g
232,842
7,800 Wells Fargo & Company, 4.700%
g
150,930
11,800 Wells Fargo & Company, 4.750%
g
229,982
743 Wells Fargo & Company,
Convertible, 7.500%
g
900,516
Total 8,425,250
Technology  0.1%
5,057 Hewlett Packard Enterprise
Company, Convertible, 7.625% 337,251
8,249 Microchip Technology, Inc.,
Convertible, 7.500% 480,752
Total 818,003
Utilities  0.1%
15,500 CMS Energy Corporation, 4.200%
g
270,475
4,246 Nextera Energy, Inc., Convertible,
7.234% 206,993
5,633 NextEra Energy, Inc., Convertible,
7.299% 291,620
13,600 Southern Company, 4.950% 275,264
Total 1,044,352
Total Preferred Stock
(cost $13,192,493) 12,436,565
Shares
Collateral Held for Securities
Loaned 1.0% Value
9,559,428 Thrivent Cash Management Trust 9,559,428
Total Collateral Held for
Securities Loaned
(cost $9,559,428) 9,559,428
Shares or
Principal
Amount Short-Term Investments 5.9% Value
Federal Home Loan Bank Discount
Notes
100,000 3.855%, 1/2/2026
l,m
99,980
100,000 3.790%, 2/11/2026
l,m
99,589
100,000 3.755%, 2/20/2026
l,m
99,501
1,000,000 3.570%, 3/20/2026
l,m
992,276
Federal Home Loan Mortgage
Corporation Discount Notes
800,000 3.790%, 1/26/2026
l,m
797,972
400,000 3.565%, 3/23/2026
l,m
396,793
Federal National Mortgage
Association Discount Notes
700,000 3.614%, 3/2/2026
l,m
695,825
400,000 3.538%, 3/18/2026
l,m
396,988
State Street Institutional U.S.
Government Money Market
Fund
26,594,739 3.740%
l
26,594,739

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

,,
Shares or
Principal
Amount Short-Term Investments  5.9% Value
Thrivent Core Short-Term Reserve
Fund
2,291,648 4.050% $ 22,916,479
U.S. Treasury Bills
100,000 3.854%, 1/8/2026
l,n
99,942
400,000 3.605%, 3/5/2026
l,n
397,565
200,000 3.545%, 3/26/2026
l,n
198,378
Total Short-Term Investments
(cost $53,785,749) 53,786,027
Total Investments (cost
$875,455,367) 101.5% $926,947,517
Other Assets and Liabilities, Net
(1.5%) (13,776,332)
Total Net Assets 100.0% $913,171,185
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of December 31,
2025, the value of these investments was $202,712,774 or
22.2% of total net assets.
b Denotes variable rate securities. The rate shown is as of
December 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
December 31, 2025.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of December 31, 2025.
i Defaulted security.  Interest is not being accrued.
j Denotes investments purchased on a when-issued or
delayed-delivery basis.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Conservative Allocation Fund as of December 31, 2025
was $72,800 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of December 31, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 150,000
Credit Suisse Group AG  5/17/2021 144,113
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Conservative Allocation
Fund as of December 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 6,780,677
Common Stock 2,264,003
Total lending $9,044,680
Gross amount payable upon return of
collateral for securities loaned $9,559,428
Net amounts due to counterparty $514,748
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange-Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $68,729,974
Gross unrealized depreciation (21,250,994)
Net unrealized appreciation (depreciation) $47,478,980
Cost for federal income tax purposes $879,439,764

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 63,112,125 – 63,112,125 –
Basic Materials 6,010,941 – 6,010,941 –
Capital Goods 15,982,227 – 15,982,227 –
Collateralized Mortgage Obligations 66,846,272 – 66,846,272 –
Commercial Mortgage-Backed Securities 6,408,740 – 6,408,740 –
Communications Services 17,740,445 – 17,740,445 –
Consumer Cyclical 24,112,466 – 24,112,466 –
Consumer Non-Cyclical 24,664,282 – 24,664,282 –
Energy 20,368,271 – 20,368,271 –
Financials 65,726,117 – 65,726,117 –
Foreign Government 799,785 – 799,785 –
Mortgage-Backed Securities 187,719,147 – 187,719,147 –
Technology 22,301,467 – 22,301,467 –
Transportation 4,289,747 – 4,289,747 –
U.S. Government & Agencies 56,151,523 – 56,151,523 –
Utilities 20,610,872 – 20,610,872 –
Common Stock
Communications Services 15,503,307 15,222,431 280,876 –
Consumer Discretionary 14,664,641 14,664,641 – –
Consumer Staples 5,735,665 5,735,665 – –
Energy 6,299,269 6,299,269 – –
Financials 25,473,347 25,473,347 – –
Health Care 18,591,274 18,591,274 – –
Industrials 16,393,870 16,301,269 92,601 –
Information Technology 43,192,393 41,813,051 1,379,342 –
Materials 5,509,832 5,377,223 132,609 –
Real Estate 3,813,268 3,813,268 – –
Utilities 5,495,447 5,495,447 – –
Preferred Stock
Basic Materials 479,159 479,159 – –
Capital Goods 1,127,128 1,127,128 – –
Communications Services 542,673 542,673 – –
Financials 8,425,250 8,425,250 – –
Technology 818,003 818,003 – –
Utilities 1,044,352 1,044,352 – –
Registered Investment Companies
U.S. Unaffiliated 7,186,505 7,186,505 – –
Short-Term Investments 30,869,548 26,594,739 4,274,809 –
Subtotal Investments in Securities $814,009,358 $205,004,694 $609,004,664 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 80,462,252
Affiliated Short-Term Investments 22,916,479
Collateral Held for Securities Loaned 9,559,428
Subtotal Other Investments $112,938,159
Total Investments at Value $926,947,517
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of December 31, 2025, in valuing Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 622,290 622,290 – –
Total Asset Derivatives $622,290 $622,290 $– $–
Liability Derivatives
Futures Contracts 613,880 407,752 206,128 –
Credit Default Swaps 37,183 – 37,183 –
Total Liability Derivatives $651,063 $407,752 $243,311 $–
The following table presents Conservative Allocation Fund's futures contracts held as of December 31, 2025. Investments and/or cash totaling
$3,578,924 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 13 March 2026 $ 2,715,917 ( $ 1,659)
CME E-mini S&P 500 Index 86 March 2026 29,956,154 (318,404)
CME Ultra Long Term U.S. Treasury Bond 4 March 2026 480,605 (8,605)
ICE mini MSCI EAFE Index 94 March 2026 13,496,267 143,603
ICE US mini MSCI Emerging Markets Index 30 March 2026 2,074,876 42,224
Total Futures Long Contracts $ 48,723,819 ( $ 142,841)
CBOT U.S. Long Bond (21) March 2026 ( $ 2,453,513) $ 26,044
CME E-mini Russell 2000 Index (60) March 2026 (7,781,531) 287,531
CME E-mini S&P Mid-Cap 400 Index (16) March 2026 (5,443,208) 122,888
CME Euro Foreign Exchange Currency (65) March 2026 (9,492,166) (79,084)
Eurex Euro STOXX 50 Index (231) March 2026 (15,607,051) (206,128)
Total Futures Short Contracts ( $ 40,777,469) $151,251
Total Futures Contracts $ 7,946,350 $8,410

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Conservative Allocation Fund's credit default swap contracts held as of December 31, 2025. Investments totaling
$695,885 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 45, 5 Year, at 5.00%, Quarterly Buy 12/20/2030 $ 11,735,000 $ – ( $ 37,183) ( $ 37,183)
Total Credit Default Swaps $– ($37,183) ($37,183)
1 As the buyer of protection, Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of December 31, 2025, for Conservative
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 596,246
Total Equity Contracts 596,246
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 26,044
Total Interest Rate Contracts 26,044
Total Asset Derivatives $622,290
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 79,084
Total Foreign Exchange Contracts 79,084
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 524,532
Total Equity Contracts 524,532
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 10,264
Total Interest Rate Contracts 10,264
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 37,183
Total Credit Contracts 37,183
Total Liability Derivatives $651,063
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended December 31, 2025, for
Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (416,211)
Total Interest Rate Contracts (416,211)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 7,676,635
Total Return Swaps Net realized gains/(losses) on Swap agreements (5,918)
Total Equity Contracts 7,670,717
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (1,177,117)
Total Foreign Exchange Contracts (1,177,117)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (727,164)
Total Credit Contracts (727,164)
Total $5,350,225
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended December 31, 2025, for Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (293,865)
Total Foreign Exchange Contracts (293,865)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 643,321
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 7,294
Total Equity Contracts 650,615
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (60,123)
Total Interest Rate Contracts (60,123)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 89,584
Total Credit Contracts 89,584
Total 386,211
The following table presents Conservative Allocation Fund's average volume of derivative activity during the period ended December 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $73,784,450
Futures - Short (31,647,096)
Total Return Swaps - Short (4,306)
Interest Rate Contracts
Futures - Long 4,644,276
Futures - Short (3,404,176)
Foreign Exchange Contracts
Futures - Short (11,319,739)
Credit Contracts
Credit Default Swaps - Buy Protection (800,915)

Conservative Allocation Fund
Schedule of Investments as of December 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Fund, is as follows:
Fund
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
12/31/2025
Shares Held at
12/31/2025
% of Net
Assets
12/31/2025
Affiliated Registered Investment Companies
Core Emerging Markets Debt $76,878 $4,276 $20,360 $66,858 7,555 7.3%
Core International Equity 10,415 1,132 5 13,605 1,110 1.5
Total Affiliated Registered Investment
Companies 87,293 80,463 8.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 42,696 75,672 95,452 22,916 2,292 2.5
Total Affiliated Short-Term Investments 42,696 22,916 2.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,942 147,661 148,044 9,559 9,559 1.0
Total Collateral Held for Securities Loaned 9,942 9,559 1.0
Total Value $139,931 $112,938
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2025
- 12/31/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($3,343) $9,407 $– $4,275
Core International Equity 0 2,063 680 452
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.050% 1 (1) – 1,379
Total Income/Non Cash Income from Affiliated Investments $6,106
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 62
Total Affiliated Income from Securities Loaned, Net $62
Total ($3,342) $11,469 $680

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of December 31, 2025
Conservative
Allocation Fund
1
Assets
Investments in unaffiliated securities at cost $763,478,690
Investments in affiliated securities at cost $111,976,677
Investments in unaffiliated securities at value
(#)
$814,009,358
Investments in affiliated securities at value 112,938,159
Cash 308,175
Dividends and interest receivable 5,838,719
Prepaid expenses 27,025
Receivable for:
Investments sold 62,711
Investments sold on a delayed delivery basis 51,647,525
Fund shares sold 414,575
Variation margin on open future contracts 130,760
Variation margin on open swap contracts 5,738
Total Assets 985,382,745
Liabilities
Distributions payable 204,475
Accrued expenses 111,602
Payable for:
Investments purchased 56,339
Investments purchased on a delayed delivery basis 61,135,731
Return of collateral for securities loaned 9,559,428
Fund shares redeemed 631,519
Variation margin on open future contracts 262,480
Investment advisory fees 105,837
Administrative fees 3,412
Distribution fees 23,700
Transfer agent fees 47,381
Trustee fees 987
Trustee deferred compensation 68,669
Total Liabilities 72,211,560
Net Assets
Capital stock (beneficial interest) 895,695,688
Distributable earnings/(accumulated loss) 17,475,497
Total Net Assets $913,171,185
Class S Share Capital $482,257,757
Shares of beneficial interest outstanding (Class S) 32,763,453
Net asset value per share $14.72
Class A Share Capital $430,913,428
Shares of beneficial interest outstanding (Class A) 28,892,150
Net asset value per share $14.91
Maximum public offering price $15.61
(#)
Includes securities on loan of 9,044,680
1 Effective February 28, 2025, Diversified Income Plus Fund changed its name to Conservative Allocation Fund.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended 12/31/2025
Conservative
Allocation Fund
1
Investment Income
Dividends $4,777,623
Taxable interest 34,972,710
Affiliated income from securities loaned, net 62,286
Income from affiliated investments 1,379,188
Non cash income from affiliated investments 4,726,956
Foreign tax withholding (10,423)
Total Investment Income 45,908,340
Expenses
Adviser fees 5,144,855
Administrative service fees 246,440
Audit and legal fees 45,868
Custody fees 66,050
Distribution expenses Class A 1,079,928
Insurance expenses 5,380
Printing and postage expenses Class A 73,155
Printing and postage expenses Class S 80,852
SEC and state registration expenses 61,463
Transfer agent fees Class A 304,748
Transfer agent fees Class S 506,133
Trustees' fees 37,771
Other expenses 139,625
Total Expenses Before Reimbursement 7,792,268
Less:
Total Net Expenses 7,792,268
Net Investment Income/(Loss) 38,116,072
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 12,549,990
Affiliated investments (3,341,654)
Distributions of realized capital gains from
affiliated investments 679,638
Futures contracts 6,083,307
Foreign currency transactions 127
Swap agreements (733,082)
Change in net unrealized appreciation/(depreciation)
on:
Investments 26,652,030
Affiliated investments 11,469,361
Futures contracts 289,333
Foreign currency transactions (261,342)
Swap agreements 96,878
Net Realized and Unrealized Gains/(Losses) 53,484,586
Net Increase/(Decrease) in Net Assets Resulting
From Operations $91,600,658
1 Effective February 28, 2025, Diversified Income Plus Fund changed its name to Conservative Allocation Fund.

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Conservative Allocation Fund
1
For the periods ended
12/31/2025 12/31/2024
Operations
Net investment income/(loss) $38,116,072 $38,823,037
Net realized gains/(losses) 15,238,326 21,257,081
Change in net unrealized appreciation/(depreciation) 38,246,260 5,200,144
Net Change in Net Assets Resulting From Operations 91,600,658 65,280,262
Distributions to Shareholders
From income/realized gains Class S (22,396,461) (22,431,407)
From income/realized gains Class A (16,550,968) (17,439,485)
Total from income/realized gains (38,947,429) (39,870,892)
Total Distributions to Shareholders (38,947,429) (39,870,892)
Capital Stock Transactions
Class S
Sold 121,032,743 81,138,220
Distributions reinvested 21,617,736 21,622,664
Redeemed (225,297,163) (130,075,278)
Total Class S Capital Stock Transactions (82,646,684) (27,314,394)
Class A
Sold 23,162,908 17,860,530
Distributions reinvested 15,209,510 15,989,735
Redeemed (71,015,158) (75,690,553)
Total Class A Capital Stock Transactions (32,642,740) (41,840,288)
Capital Stock Transactions
(115,289,424) (69,154,682)
Net Increase/(Decrease) in Net Assets (62,636,195) (43,745,312)
Net Assets, Beginning of Period 975,807,380 1,019,552,692
Net Assets, End of Period $913,171,185 $975,807,380
Capital Stock Share Transactions
Class S
shares
Sold 16,155,446 11,692,871
Distributions reinvested 2,894,650 3,124,189
Redeemed (23,657,891) (18,813,842)
Shares reduced due to reverse share split
2
(39,386,586) –
Total Class S shares (43,994,381) (3,996,782)
Class A
shares
Sold 3,049,171 2,540,426
Distributions reinvested 1,998,278 2,281,782
Redeemed (9,542,538) (10,832,172)
Shares reduced due to reverse share split
2
(28,933,938) –
Total Class A shares (33,429,027) (6,009,964)
1
2
Effective February 28, 2025, Diversified Income Plus Fund changed its name to Conservative Allocation Fund.
Share transaction reflects 1:2 reverse share split completed after the close of business on December 4, 2025.
Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 22 separate series
(each, a "Fund" and, collectively, the "Funds"), each with its own investment objective and policies. The Trust currently consists of six asset allocation Funds, eight equity Funds, seven fixed-income Funds, and one money market Fund.
This report includes Conservative Allocation, one of the Trust’s 22 Funds. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.
On February 28, 2025, the following fund name change took effect:
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize.  The
Trust includes two classes of shares: Class A and Class S shares.
The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Fund presented under this shareholder report, Class A shares have an annual
12b-1 fee of 0.25% and a maximum front-end sales load of 4.50%.
Class S shares are offered at net asset value and have no annual
12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond, Mid Cap Growth, and Small
Cap Growth offer only Class S Shares; each of the other 19 Funds of the Trust offer Class A and Class S shares.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Fund records its investments at
fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Fund's investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
The Board has chosen the Fund's investment Adviser as the
valuation designee, responsible for daily valuation of the Fund's securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Fund's valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the
Board.
Original Fund Name Updated Fund Name
Diversified Income Plus Fund --> Conservative Allocation Fund

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Fund values certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of the
Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Fund does not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Fund treats the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of the
Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Fund, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. The Fund may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
 GAAP requires management of the Fund (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Fund include U.S. Federal and certain state jurisdictions as well as certain foreign countries. The Fund's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Fund has no examinations in progress and none are expected at this time.
As of December 31, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
In December 2023, the FASB issued Accounting Standards
Update ("ASU") 2023-09 - Improvements to Income Tax Disclosures,
which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is
permitted. There were no material income taxes paid for the year ended December 31, 2025.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of Operations.

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

The Fund pays tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Fund is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the
Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Fund.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Fund records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend.  Dividends from
Conservative Allocation are declared and paid monthly. It is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. In addition, the Fund may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivatives
— The Fund may invest in derivatives, a category
that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial
instruments whose value is derived from another security, an index or a currency. The Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities.
The Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain).
These contracts may be transacted on an exchange or over-the-
counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Using derivatives to hedge can guard against potential risks, but it also adds to the Fund's expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, the Fund may, under certain
circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— The Fund may buy put and call options and write put
and covered call options. The Fund intends to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Fund may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the year ended December 31, 2025, the Fund did not
engage in options.
Futures Contracts
— The Fund may use futures contracts to
manage the exposure to interest rate and market or currency
fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Fund may be earmarked to cover open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended December 31, 2025, Conservative
Allocation used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark; used equity futures to manage exposure to the equities market; and used foreign exchange futures to hedge the currency risk.
Swap Agreements
— The Fund may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Fund may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the year ended December 31, 2025, Conservative
Allocation used CDX Indices (comprised of CDSs) to help manage credit risk exposures within the Fund.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may take a
"long" or "short" position with respect to the underlying referenced asset.
During the year ended December 31, 2025, Conservative
Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Fund does not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman
Sachs Bank USA doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Fund.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management Trust.
The Fund receives dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.  Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred.  However, in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— The
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by the
Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the
customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.  The Fund may dispose of a
delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended December 31, 2025, the Funds did not report an accrual for contingent liabilities.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Line of Credit
— The Fund, along with other portfolios managed
by the investment adviser or an affiliate, participates in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust
Company, to be utilized for temporary or emergency purposes
to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the Federal Funds Effective Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on
December 15, 2026 unless extended by mutual agreement of State
Street Bank and Trust Company and the Funds.  The Fund had no
borrowings during the year ended December 31, 2025.

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, the Fund pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Expense Reimbursements
— Subject to certain limitations, the
Fund may invest in other Funds, Thrivent Cash Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees incurred by the
Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than
Thrivent Cash Management Trust.  There are no advisory fees for
Thrivent Core Funds, and therefore no reimbursement is made
related to an investment in these funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act.  Class A shares have an annual 12b-1 fee of 0.25% of average net assets, a reduced fee of 0.125% or no fee.  For the Fund presented under this shareholder report, Class A shares have an annual 12b-1 fee of 0.25%.
Sales Charges and Other Fees
— For the year ended December
31, 2025, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $20,562 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 plus 0.017% of the Fund's average daily net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly.  For the year ended December 31, 2025, Thrivent Asset
Mgt. received aggregate fees for accounting and administrative personnel and services of $246,440 from the Fund covered in this shareholder report.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts. These fees are accrued daily and paid monthly.  For the year ended December 31, 2025, Thrivent
Investor Services received $818,770 for transfer agent services from the Fund covered in this shareholder report.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual
Funds. Money Market is not eligible for the deferred plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent
Mutual Funds. Each participant's fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual
Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan received $28,784 in fees from the Fund covered in this shareholder report for the year ended December 31, 2025. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment
Mgt., Thrivent Investor Services and Thrivent Distributors, LLC;
however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the
Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Conservative Allocation 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

Interfund Lending
— The Fund may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Fund to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to the participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102% of the outstanding principal value of the loan.  For the year ended December 31, 2025, the Fund did not borrow cash through the Program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update ("ASU")
2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures ("ASU 2023-07"), management
evaluates the Fund's business activities to determine the segment reporting needed for the Fund. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic
280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The Principal Officers of the Fund, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal
Financial and Accounting Officer, jointly act as the Fund's CODMs.
Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. As an investment company, the Fund primarily engages in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund's Schedule of Investments, Statement of Changes in
Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as
“Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP.  The differences between book-basis and tax-basis distributable earnings are primarily attributable to the timing differences recognizing certain gains and losses on investment transactions, such as wash sales.  At the end of the fiscal year, reclassifications between net asset amounts are made for differences that are permanent in nature.  These permanent differences primarily relate to tax treatment of swaps.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
At December 31, 2025, the Fund had accumulated the following capital loss carryover:
To the extent that the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2025, capital loss carryovers utilized by the
Fund were as follows:
Fund
Distributable
earnings/
(accumulated
loss) Capital Stock
Conservative Allocation $85 ( $ 85)
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Conservative Allocation $1,677,565 $ –
a Undistributed Ordinary Income includes income derived
from short-term capital gains, if any.
Fund
Capital Loss
Carryover
Conservative Allocation $ 31,253,289
Fund
Capital Loss
Carryover
Conservative Allocation $16,104,907

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended December 31, 2025, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— The Fund may own
restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of December 31, 2025, the Fund held restricted securities:
The Fund has no right to require registration of unregistered securities.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Fund is permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended December 31, 2025, the Fund did not
engage in these types of transactions.
(8) RELATED PARTY TRANSACTIONS
As of December 31, 2025, no related parties held shares in excess of 5% of the Fund covered in this shareholder report. Subscription and redemption activity by concentrated accounts may have
a significant effect on the operation of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, resulting in additional losses for the Fund.
(9) REVERSE SHARE SPLIT
During the year ended December 31, 2025, the Board approved
a reverse share split (the “Reverse Share Split”) of the issued and outstanding Class A and Class S shares (the “Shares”)
of Conservative Allocation Fund. The Reverse Share Split was
completed after the close of business on December 4, 2025 (the
“Effective Date”). The table below provides the ratio for the Reverse
Share Split:
As a result of the Reverse Stock Split, for each Share held by the shareholder at the close of business on the Effective Date, the shareholder will receive a proportional number of shares of the
Fund based on the split ratio with the same aggregate dollar value.
The effect of the Reverse Share Split is to reduce the number of outstanding Shares of the Fund and increase the Fund’s per share net asset value. Thus, the total dollar value of a shareholder’s investment in Shares of the Fund will not change due to the Reverse
Share Split, and each shareholder will continue to own the same percentage (by value) of Shares of the Fund immediately following the Reverse Share Split.
The Reverse Share Split was not a taxable event, nor did it impact net assets, operational results or the total return of the Fund. The
Reverse Share Split was carried out in accordance with the share split ratio provided in the table above, calculated to result in a net asset value per share that better aligns the share class prices of the Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the
Reverse Share Split.
(10) SUBSEQUENT EVENTS
The Adviser of the Fund has evaluated the impact of subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure.
Ordinary Income
(a)
Fund 12/31/2025 12/31/2024
Conservative Allocation $38,947,429 $39,870,892
In thousands
Fund Purchases
Sales/
Paydowns
Conservative Allocation $310,914 $383,678
In thousands
Fund Purchases
Sales/
Paydowns
Conservative Allocation $335,594 $377,891
Fund
Number of
Securities
Percent of Fund's
Net Assets
Conservative Allocation 2 0.01%
Fund Share Split Ratio
Conservative Allocation  1:2

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

(11) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of December 31, 2025, the Fund had no portfolio concentration greater than 25% in any market sector.
(12) PRINCIPAL RISKS
Investing in the Fund involves risks.  The following is an
alphabetical list of principal risks in investing in the Fund.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Fund and its service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Fund's ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Fund's operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Fund or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences
for such issuers and may cause the Fund's investments in such companies to lose value. While the Fund's service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or its shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks,

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
High-Yield Risk
— High-yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and the
success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a
Fund to underperform relative to its benchmark or similar funds.
There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a

Thrivent Mutual Funds
Notes to Financial Statements
December 31, 2025

result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Fund.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations are
paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Regulatory Risk
— Legal, tax, and regulatory developments may
adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory
organizations, and exchanges, which are authorized to take
extraordinary actions in the event of market emergencies. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a
Fund's interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
CONSERVATIVE ALLOCATION FUND
(d)
Class S Shares
Year Ended 12/31/2025 $ 13.96 $ 0.56 $ 0.79 $ 1.35 $ (0.59) $ –
Year Ended 12/31/2024 13.60 0.56 0.38 0.94 (0.58) –
Year Ended 12/31/2023 12.90 0.54 0.72 1.26 (0.56) –
Year Ended 12/31/2022 15.24 0.42 (2.32) (1.90) (0.44) –
Year Ended 12/31/2021 15.26 0.36 0.64 1.00 (0.36) (0.66)
Class A Shares
Year Ended 12/31/2025 14.14 0.60 0.73 1.33 (0.56) –
Year Ended 12/31/2024 13.76 0.54 0.38 0.92 (0.54) –
Year Ended 12/31/2023 13.06 0.54 0.70 1.24 (0.54) –
Year Ended 12/31/2022 15.40 0.40 (2.34) (1.94) (0.40) –
Year Ended 12/31/2021 15.42 0.32 0.64 0.96 (0.32) (0.66)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
(d)
*
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
Effective February 28, 2025, Diversified Income Plus Fund changed its name to Conservative Allocation Fund.
All per share amounts have been rounded to the nearest cent. After the close of business on December 4, 2025, the Fund completed a 1:2 reverse share split. All per share data prior to December 5, 2025 has been adjusted to reflect the reverse share split. Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.59) $ 14.72 9.88% $ 482.3 0.69% 3.99% 0.69% 3.99% 70%
(0.58) 13.96 7.01% 535.5 0.68% 4.02% 0.68% 4.02% 50%
(0.56) 13.60 10.05% 549.2 0.68% 4.15% 0.68% 4.15% 80%
(0.44) 12.90 (12.55)% 571.1 0.69% 3.07% 0.69% 3.07% 278%
(1.02) 15.24 6.55% 679.1 0.68% 2.28% 0.68% 2.28% 268%
(0.56) 14.91 9.57% 430.9 0.92% 3.77% 0.92% 3.77% 70%
(0.54) 14.14 6.81% 440.3 0.93% 3.78% 0.93% 3.78% 50%
(0.54) 13.76 9.65% 470.4 0.93% 3.90% 0.93% 3.90% 80%
(0.40) 13.06 (12.64)% 495.4 0.94% 2.82% 0.94% 2.82% 278%
(0.98) 15.40 6.22% 623.5 0.93% 2.01% 0.93% 2.01% 268%

Federal Tax Information
(unaudited)
Shareholder Notification of Federal Tax Information
The following information is provided solely to satisfy the requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distribution in February 2026.
The Funds designate the percentage of dividends declared from net investment income as (1) for corporations, dividends qualifying for the 70% dividends received, and (2) for individuals, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation
Act of 2003 as follows:
Fund
Dividends
Received
Deduction for
Corporations
Qualified
Dividend
Income for
Individuals
Conservative Allocation 7% 8%

Changes in and Disagreements with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds
(the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act
(the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement, as amended (the
“Advisory Agreement”) between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust
(each, a “Fund”).
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement. In connection with its evaluation of Advisory Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following :
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The advisory fee and net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Funds grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met six times in 2025 – February
25, May 20, July 10, August 19, October 9 and November 18 – to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. During the annual contract renewal process, the
Independent Trustees requested, and the Adviser furnished, supplemental information for the Board’s consideration. The
Independent Trustees also retained the services of Management Practice LLC (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to peer groups of comparable funds; performance volatility based on standard deviation; overall Morningstar ratings of the
Funds; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds .
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the
Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained

(Unaudited)
from the Adviser throughout the course of the year. The Board also reviewed information from MPI, including Fund-by-
Fund analyses and an independent assessment of information relating to the Funds and the Advisory Agreement .
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without the Adviser present to consider the reapproval of the Advisory Agreement for the Funds. Each Independent
Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below .
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, the Adviser presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, the Adviser reported on the investment management, portfolio trading and compliance services provided to the Funds. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the
Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory
Agreement .
The Board received reports and presentations about the Funds at each of its quarterly meetings from the Adviser’s representatives.  These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds.
The Adviser reviewed with the Board the services provided by the Adviser.  The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The
Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and
Compliance Committee and that the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance
Officer follow up as needed on additional questions or concerns that arise during quarterly meetings .
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, and operations, and the Adviser’s oversight of other service providers to the Funds. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance .
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement .
Investment Performance
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer universe, Morningstar ratings,

(Unaudited)
comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management .
The Board considered investment performance for each Fund, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the three-year average performance ranking of the Class A and Class S shares (with equal weighting for each Fund and for the period ended
June 30, 2025) was 52% and 48%, respectively (with 1% being the best performance). To account for changes by Morningstar in asset allocation peer universes as of April 30, 2025, the Board compared the performance of the asset allocation Funds to the combined domestic and global peer universes as they existed prior to April 30, 2025, based on recommendations from
MPI and the Adviser. The Board also considered risk metrics, including standard deviations of return, and various factors affecting performance. The Board concluded that the performance of each individual Fund was either satisfactory or that the
Adviser had taken appropriate actions in an effort to improve performance .
Advisory Fees and Fund Expenses
The Board received information from MPI and the Adviser comparing advisory fees and overall expense ratios of the Funds to peer groups selected by MPI and peer universes published by Morningstar. The information was as of April 30, 2025.
As with performance, the comparisons for the asset allocation Funds were based on combined domestic and global peer universes as they existed prior to April 30, 2025, consistent with recommendations from MPI and the Adviser .
For advisory fees, the Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fees of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser comparing each Fund’s advisory fee with the median advisory fee for the relevant Morningstar peer universe. The Board conducted its review on a Fund-by-Fund basis. It noted that the advisory fees for 84% of Funds (Class
A) and 70% of Funds (Class S) were at or below the median of the relevant MPI peer group and that the advisory fees for
89% of Funds (Class A) and 74% of Funds (Class S) were at or below the median of the relevant Morningstar peer universe.
The Board reviewed information and explanations provided by the Adviser and MPI regarding the Fund advisory fees that were greater than the median of the relevant MPI peer group or Morningstar peer universe .
For overall expenses, the Board reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the Adviser comparing each Fund’s overall expense ratio with the median overall expense ratio for the relevant Morningstar peer universe. With respect to each asset allocation Fund, the Board reviewed information prepared by the Adviser and MPI showing the overall expense ratio both with and without the expenses related to the Fund’s investment in underlying private equity investment funds. The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis. The Board conducted its review on a Fund-by-Fund basis. It noted that the overall expense ratios for 74% of Funds (Class A) and 87% of Funds (Class S) were at or below the median of the relevant MPI peer group and that the overall expense ratios for 89% of Funds (Class A) and 96% of Funds
(Class S) were at or below the median of the relevant Morningstar peer universe (using expense ratios without private equity).
The Board reviewed information and explanations provided by the Adviser and MPI regarding Funds with overall expense ratios greater than the median of the relevant MPI peer group or Morningstar peer universe. For the asset allocation Funds, the Board reviewed information and explanations provided by the Adviser and MPI regarding private equity expenses, year-over-year changes in peer groups, peer universes and Fund expense ratios, and services provided by the Adviser in its management of the asset allocation Funds.

(Unaudited)
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory Agreement were reasonable.
Cost of Services, Profitability and Economies of Scale
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management)
conducted a review of the allocations and provided a report to the Board, which included an assessment of the reasonableness and consistency of the allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds .
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered the Adviser’s views on whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee .
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible. Such benefits may include the ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issuers or other market participants, including private equity sponsors, the engagement of affiliates as service providers to the Funds, research received by the Adviser generated from soft dollar commissions for portfolio trading, and fees collected by affiliates for services provided to the Funds. The
Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers .
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement .

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  February 25, 2026                                                               Thrivent Mutual Funds

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  February 25, 2026                                                               By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  February 25, 2026                                                               By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)